As filed with the Securities and Exchange Commission on January 29, 2014
================================================================================
                                                    1933 Act File No. 333-______
                                                     1940 Act File No. 811-22934




                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-2

(Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No. _
[ ] Post-Effective Amendment No. _


and


[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ ] Amendment No. ___



                     First Trust Municipal Income Term Fund
         Exact Name of Registrant as Specified in Declaration of Trust

           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 765-8000
               Registrant's Telephone Number, including Area Code


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187

  Name and Address (Number, Street, City, State, Zip Code) of Agentfor Service

                          Copies of Communications to:

                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

---------------

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

---------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================

------------------------ ---------------------- --------------------- ---------------------- ---------------------
                                                  Proposed Maximum      Proposed Maximum
  Title of Securities        Amount Being          Offering Price      Aggregate Offering    Amount of Registration
   Being Registered           Registered              Per Unit              Price(1)                  Fee
------------------------ ---------------------- --------------------- ---------------------- ---------------------

     Common Shares,
    $0.01 par value              1,000                 $20.00                $20,000                 $2.58
------------------------ ---------------------- --------------------- ---------------------- ---------------------


(1) Estimated solely for the purpose of determining the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED JANUARY 29, 2014


PROSPECTUS

                                          SHARES

                     FIRST TRUST MUNICIPAL INCOME TERM FUND

                                 COMMON SHARES
                               $[20.00] PER SHARE

                           --------------------------

      The Fund. First Trust Municipal Income Term Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

      Investment Objectives. The Fund's investment objectives are:

      o to provide current income exempt from regular federal income tax, with an equal emphasis on long-term capital appreciation; and

      o     to return $[19.10] per common share (the original net asset value
            ("NAV") per common share before deducting offering costs of $[   ]
            per share) to holders of the Fund's common shares of beneficial interest (the "Common Shares") on or about [June 30, 2024] (the "Termination Date").

      There can be no assurance that the Fund will meet its investment objectives or that the Fund's investment strategies will be successful.

      Investment Strategies. The Fund will seek to achieve its investment objectives by primarily investing in municipal debt securities and other related investments that pay interest that is exempt from regular federal income tax (collectively, "Municipal Securities"). Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in Municipal Securities. In selecting Municipal Securities, the Advisor (as defined below) will seek to identify Municipal Securities that offer attractive tax exempt yields and/or are undervalued. The Fund seeks to return $[19.10] per share to holders of its Common Shares (the "Common Shareholders") on or about the Termination Date by utilizing a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time. The Fund may invest in Municipal Securities of any maturity and anticipates that the weighted average maturity of its portfolio will initially be between [7 and 15] years. The Fund also will seek to maintain, under normal market conditions, a diversified portfolio of securities that has an average weighted investment grade credit quality. See "The Fund's Investments--Investment Policies."

      "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's leverage, if any), minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares of beneficial interest, if any, and accrued liabilities (other than debt representing leverage). As set forth in this prospectus, the Fund does not currently intend to use structural leverage or issue preferred shares of beneficial interest.

      NO PRIOR HISTORY. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NAV. THIS RISK MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD OF TIME AFTER COMPLETION OF THE PUBLIC OFFERING.

      The Fund intends to apply to list its Common Shares on the New York Stock Exchange. The trading or ticker symbol of the Common Shares is expected to be
"   ."
                                               (continued on the following page)


      INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS, INCLUDING
THOSE DESCRIBED IN THE "RISKS" SECTION BEGINNING ON PAGE    OF THIS PROSPECTUS.

      NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                  PER SHARE        TOTAL (1)
                                               ---------------------------------
Public offering price.........................     $[20.00]       $
Sales load (2)................................     $ [0.90]       $
Estimated offering costs (3)..................     $ [0.04]       $
Proceeds, after expenses, to the Fund.........     $[19.06]       $
                                                       (notes on following page)

      The underwriters expect to deliver the Common Shares to purchasers on or
about           .


                           --------------------------


                           --------------------------

                The date of this prospectus is               , 2014.

(notes from previous page)

(1)   The Fund has granted the underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover over-allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering costs and proceeds,
      after expenses, to the Fund will be $     , $     , $     and $     ,
      respectively. See "Underwriters."

(2) The Advisor (and not the Fund) may also pay, from its own assets, certain qualifying underwriters a structuring fee, sales incentive fee or additional compensation in connection with the offering. See "Underwriters--Additional Compensation to be paid by the Advisor."

(3)   Total expenses of the offering of the Common Shares paid by the Fund
      (other than the sales load) are estimated to be $       , which represents
      [0.20]% (or $[0.04] per Common Share) of the Fund's aggregate offering price. The Advisor has agreed to pay: (i) all organizational expenses; and
      (ii) all offering costs of the Fund (other than the sales load) that exceed [0.20]% (or $[0.04] per Common Share) of the Fund's aggregate offering price.

      Ten-Year Term. On or about the Termination Date, the Fund intends to cease its investment operations, liquidate its portfolio and distribute its net assets to Common Shareholders of record as of the date of termination. The Fund's term may be extended for one period of up to 1 year by a vote of the Fund's Board of Trustees ("Board of Trustees"), if the Board of Trustees determines it is in the best interest of the Common Shareholders to do so. ALTHOUGH THE FUND HAS AN INVESTMENT OBJECTIVE OF RETURNING $[19.10] PER COMMON SHARE (THE ORIGINAL NAV
PER COMMON SHARE BEFORE DEDUCTING OFFERING COSTS OF $[   ] PER COMMON SHARE) TO
COMMON SHAREHOLDERS ON OR ABOUT THE TERMINATION DATE, THE FUND CANNOT ASSURE YOU THAT IT WILL ACHIEVE THIS OBJECTIVE. The Fund's ability to return $[19.10] per share to Common Shareholders on or about the Termination Date will depend on market conditions and various portfolio and cash flow management considerations, including distributions of realized net capital gains, if any, which would reduce amounts otherwise available for distribution upon the liquidation of the Fund. Upon the termination of the Fund, the final distribution to Common Shareholders will be based upon the Fund's NAV at the Termination Date and initial investors and any investors that purchase Common Shares after the completion of this offering may receive more or less than the original NAV per Common Share. See "Risks--Ten-Year Term Risk."

      Investment Advisor. First Trust Advisors L.P. ("First Trust Advisors" or the "Advisor") will be the Fund's investment advisor. See "Management of the Fund" in this prospectus and "Investment Advisor" in the Fund's Statement of Additional Information (the "SAI").

      Distributions. The Fund intends to pay monthly distributions to Common Shareholders out of legally available funds. Distributions, if any, will be determined by the Board of Trustees. The Fund expects to declare its initial distribution approximately 30-60 days following the completion of this offering and pay such initial distribution approximately 60-90 days after the completion of this offering, depending on market conditions. There is no assurance the Fund will make this distribution or continue to pay regular distributions or that it will do so at a particular rate. See "Distributions" and "Tax Matters."

      No Structural Leverage. The Fund will not leverage its capital structure by issuing "senior securities," as that term is defined by the Investment Company Act of 1940, as amended (the "1940 Act"), including preferred shares, debt instruments or by borrowing. However, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act. See "Investment Policies and Techniques--Temporary Investments and Defensive Position" in the SAI.

      You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the Common Shares, and retain it for future reference. This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before
investing. The SAI, dated         , 2014, as it may be supplemented, containing
additional information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the table of contents of which is on page of this prospectus, annual and semi-annual reports to shareholders, when available, and other information about the Fund, and make shareholder inquiries by calling (800) 988-5891; by writing to the Fund at 120 East Liberty Drive, Wheaton, Illinois 60187; or from the Fund's or Advisor's website (http://www.ftportfolios.com). Please note that the information contained in the Fund's or Advisor's website, whether currently posted or posted in the future, is not part of this prospectus or the documents incorporated by reference in this prospectus. You also may obtain a copy of the SAI (and other information regarding the Fund) from the SEC's website (http://www.sec.gov).

      THE COMMON SHARES DO NOT REPRESENT A DEPOSIT OR OBLIGATION OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS

Prospectus Summary.............................................................1
Summary of Trust Expenses.....................................................22
The Trust.....................................................................23
Use of Proceeds...............................................................23
The Trust's Investments.......................................................23
Risks.........................................................................31
Management of the Trust.......................................................39
Net Asset Value...............................................................41
Distributions.................................................................41
Dividend Reinvestment Plan....................................................42
Description of Shares.........................................................43
Certain Provisions in the Declaration of Trust and By-Laws....................44
Structure of the Trust; Common Share Repurchases and Change in Trust
     Structure................................................................45
Tax Matters...................................................................47
Underwriters..................................................................50
Custodian, Administrator, Trust Accountant and Transfer Agent.................54
Legal Opinions................................................................54
Table of Contents for the Statement of Additional Information.................55


      YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. NEITHER THE FUND NOR THE UNDERWRITERS HAVE AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. NEITHER THE FUND NOR THE UNDERWRITERS ARE MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

             CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

      This prospectus and the SAI, including documents incorporated by reference, contain "forward-looking statements." Forward-looking statements can be identified by the words "may," "will," "intend," "expect," "believe," "estimate," "continue," "plan," "anticipate," and similar terms and the negative of such terms. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Fund's actual results are the performance of the portfolio of securities held by the Fund, the conditions in the municipal and other markets, the price at which the Common Shares will trade in the public markets and other factors which may be discussed in the Fund's periodic filings with the SEC.

      Although we believe that the expectations expressed in these forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in these forward-looking statements. The Fund's future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the "Risks" section of this prospectus. All forward-looking statements contained or incorporated by reference in this prospectus are made as of the date of this prospectus. We do not intend, and we undertake no obligation, to update any forward-looking statement. The forward-looking statements contained in this prospectus are excluded from the safe harbor protection provided by Section 27A of the Securities Act of 1933, as amended.

      Currently known risk factors that could cause actual results to differ materially from the Fund's expectations include, but are not limited to, the factors described in the "Risks" section of this prospectus. The Fund urges you to review carefully that section for a more detailed discussion of the risks of an investment in the Fund's securities.

                               PROSPECTUS SUMMARY

      This summary highlights information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Common Shares (as defined below). You should carefully read the entire prospectus and the Fund's Statement of Additional Information ("SAI"), particularly the section entitled "Risks."

THE FUND .................  First Trust Municipal Income Term Fund (the "Fund")
                            is a newly organized, diversified, closed-end management investment company. See "The Fund."

THE OFFERING .............  The Fund is offering common shares of beneficial interest ("Common Shares") at $[20.00] per share through a group of underwriters (the "Underwriters")
                            led by                . You must purchase at least
                            100 Common Shares ($[2,000]) in this offering. The Fund has given the Underwriters an option to
                            purchase up to       additional Common Shares within
                            45 days from the date of this prospectus solely to cover over-allotments, if any. The Advisor (as defined below) has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than the sales load) that exceed [0.20]% (or $[0.04] per Common Share) of the Fund's aggregate offering price.

WHO MAY WANT TO INVEST ...  Investors should consider their financial situations and needs, other investments, investment goals and experience, time horizons, liquidity needs and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors, and the Fund is not intended to be a complete investment program. The Fund is designed as for investment and not as a trading vehicle. The Fund may be an appropriate investment for income investors who are seeking:

                            o monthly income exempt from regular federal income tax;

                            o   a ten-year term;

                            o the return of $[19.10] per Common Share upon termination;

                            o a primarily investment grade quality municipal bond portfolio;

                            o an intermediate/long-intermediate-term strategy that seeks to mitigate the risk of rising interest rates;

                            o an unlevered portfolio emphasizing income and total return; and

                            o a portfolio emphasis on revenue bonds secured by income generated from projects considered to provide an essential service.

                            However, keep in mind that you will need to assume the risks associated with an investment in the Fund. See "Risks."

INVESTMENT ADVISOR .......  First Trust Advisors L.P. ("First Trust Advisors" or
                            the "Advisor") will be the Fund's investment advisor and will be responsible for the day-to-day management of the Fund's portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The Advisor is also responsible for determining the Fund's overall investment strategy and overseeing its implementation.

                            First Trust Advisors, a registered investment advisor, is an Illinois limited partnership formed in 1991. First Trust Advisors serves as investment advisor or portfolio supervisor to investment
                            portfolios with approximately $    billion in assets
                            which it managed or supervised as of         , 2014.
                            See "Management of the Fund" in this prospectus and "Investment Advisor" in the SAI.

INVESTMENT OBJECTIVES ....  The Fund's investment objectives are to provide current income exempt from regular federal income tax, with an equal emphasis on long-term capital appreciation, and to return $[19.10] per Common Share (the original net asset value ("NAV") per Common Share before deducting offering costs of $[ ] per Common Share) to holders of the Common Shares (the "Common Shareholders") on or about [June 30, 2024] (the "Termination Date"). There can be no assurance that the Fund's investment objectives will be achieved.

INVESTMENT STRATEGIES ....  The Fund will seek to achieve its investment objectives by primarily investing in municipal debt securities and other related investments that pay interest that is exempt from regular federal income tax (collectively, "Municipal Securities"). Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in Municipal Securities. In selecting Municipal Securities, the Advisor will seek to identify Municipal Securities that offer attractive tax exempt yields and/or are undervalued. The Fund seeks to return $[19.10] per share to Common Shareholders on or about the Termination Date by utilizing a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time. The Fund may invest in Municipal Securities of any maturity and anticipates that the weighted average maturity of its portfolio will initially be between [7 and 15] years. The Fund also will seek to maintain, under normal market conditions, a diversified portfolio of securities that has an average weighted investment grade credit quality. See "--Investment Philosophy and Process" and "--Portfolio Contents."

INVESTMENT POLICIES ......  Under normal market conditions, as a fundamental investment policy, the Fund will invest at least 80% of its Managed Assets in Municipal Securities.

                            The Fund has also adopted the following
                            non-fundamental investment policies:

                            o The Fund may, under normal market conditions, invest up to 10% of its Managed Assets in taxable Municipal Securities and up to 20% of its Managed Assets in Municipal Securities that pay interest that is taxable under the federal alternative minimum tax applicable to individuals ("AMT Bonds"). See "The Fund's Investments--Portfolio Composition--Private
                                Activity Bonds."

                            o   The Fund may not, under normal market
                                conditions, invest more than 30% of its Managed Assets in Municipal Securities in any one sector.

                            o   The Fund may not, under normal market
                                conditions, invest more than 20% of its
                                Managed Assets in derivative instruments used other than for hedging purposes. See "--Strategic Transactions."

                            o The Fund may, under normal market conditions, invest up to 35% of its Managed Assets in Municipal Securities that, at the time of investment, are rated below investment grade quality or that are unrated by any nationally recognized statistical rating organization ("NRSRO") but judged to be of comparable quality by the Advisor. See "The Fund's Investments--Portfolio Composition--Investment
                                Grade and Below Investment Grade Securities."

                            o The Fund may, under normal market conditions, invest up to 15% of its Managed Assets in securities and other instruments that, at the time of investment, are illiquid. See "The Fund's Investments--Portfolio
                                Composition--Illiquid Securities."

                            o The Fund may, under normal market conditions, invest up to 10% of its Managed Assets in distressed Municipal Securities, which are Municipal Securities that are currently in default and not expected to pay the current coupon. See "The Fund's Investments--Portfolio Composition--Investment Grade and Below Investment Grade Securities."

                            "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's leverage, if any), minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares of beneficial interest, if any, and accrued liabilities (other than debt representing leverage). As set forth in this prospectus, the Fund does not currently intend to use structural leverage or issue preferred shares of beneficial interest. Unless otherwise stated, all investment restrictions apply at the time of purchase and the Fund will not be required to reduce a position due solely to market value fluctuations.

                            The Fund's investment objectives and the investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's non-fundamental investment policies may be changed by the Board of Trustees without the approval of the holders of a "majority of the outstanding voting securities" of the Fund; provided, that the holders of the voting securities of the Fund receive at least 60 days prior notice of any change. See "The Fund's Investments" and "Risks" in this prospectus and "Investment Policies and Techniques" in the Fund's SAI.

INVESTMENT PHILOSOPHY
AND PROCESS ..............  Investment Philosophy.  The Advisor's Municipal
                            Securities Team (the "Municipal Securities Team") will utilize a disciplined approach to managing the investment strategies of the Fund, applying both quantitative analysis and fundamental research to seek higher-yielding undervalued Municipal Securities. The Municipal Securities Team will also utilize a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time, in order to mitigate the risk of rising interest rates and to return the original NAV per Common Share before deducting offering costs to Common Shareholders on or about the Termination Date.

                            The Advisor currently believes that a portfolio that has the following characteristics will best achieve the Fund's investment objective to provide current income exempt from regular federal income tax and long-term capital appreciation:

                            o a weighted average credit rating in the lower end of the investment grade rating scale (i.e., an "A" rating from Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"), or equivalent thereof from another NRSRO, with the potential for a "BBB" rating, or equivalent thereof), and an underweight representation of very highly-rated Municipal Securities (i.e., "AAA" rated bonds as assigned by S&P, or the equivalent thereof as assigned by another NRSRO) and very lowly-rated Municipal Securities (i.e., "BB-" or lower rated bonds as assigned by S&P, or the equivalent thereof as assigned by another NRSRO);

                            o an emphasis on revenue bonds secured by income generated from projects considered to provide an essential service, such as airports, continuing care retirement communities, education, electric utilities, hospitals, toll roads and water and sewer systems, which results in an underweight representation of general obligation bonds and certain types of appropriation bonds (such as certificates of participation); and

                            o   a weighted average
                                intermediate/long-intermediate-term maturity
                                profile.

                            Investment Process. The Municipal Securities Team seeks to capitalize on the inefficiencies within the municipal market by utilizing an investment process that focuses on each of the following components:

                            o Total Return Scenario Analysis: a quantitative total return scenario analysis under multiple interest rate assumptions over different time horizons to identify the quantitative exposure of individual Municipal Securities and portfolios of securities to interest rate, yield curve and credit spread movements or "shocks."

                            o Sector Analysis: a top-down review of core sectors in the municipal market based on a bottom-up analysis of individual credits to determine which municipal sectors should be overweighted, neutral weight and underweighted.

                            o Credit Analysis: a diligent credit analysis through fundamental credit research on individual issuers and their offerings to determine portfolio suitability.

                            o Secondary Market Trading: an analysis of how a Municipal Security might trade in the secondary market, which includes a review of total issuance size, underwriter willingness to make secondary markets and the structural features of the Municipal Security, such as coupon, maturity, call dates and sinking fund payments.

                            o   Surveillance: a holdings analysis on a
                                systematic basis to monitor any changes in credit trend. Credit rating momentum is monitored for each borrower and bond.

                            o Performance Attribution: a granular total return analysis of key portfolio attributes, such as duration, credit rating, sector and state. A portfolio's performance is also compared to various benchmarks.

TEN-YEAR TERM ............  On or about the Termination Date, the Fund intends to cease its investment operations, liquidate its portfolio and distribute its net assets to Common Shareholders of record as of the date of termination. The Fund's term may be extended for one period of up to 1 year by a vote of the Fund's Board of Trustees ("Board of Trustees"), if the Board of Trustees determines it is in the best interest of the Common Shareholders to do so. The Fund's term may not be extended further than one period without a shareholder vote. In determining whether to extend the Termination Date of the Fund, the Board of Trustees may consider the inability to sell the Fund's assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board of Trustees may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund's remaining assets will appreciate by an amount that is meaningful relative to the cost and expense of continuing the operation of the Fund.

                            The Fund seeks to return $[19.10] per Common Share (the original NAV per Common Share before deducting offering costs of $[ ] per Common Share) to Common Shareholders on or about the Termination Date by utilizing a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time. The Fund may also retain each year a portion of its net investment income to seek to return $[19.10] per share to Common Shareholders on or about the Termination Date. The Fund's investment in shorter term and lower yielding securities may reduce investment income and, therefore, the monthly dividends during the period prior to termination. The Fund may make more than one liquidating distribution to Common Shareholders.

                            ALTHOUGH THE FUND HAS AN INVESTMENT OBJECTIVE OF RETURNING $[19.10] PER SHARE TO COMMON SHAREHOLDERS ON OR ABOUT THE TERMINATION DATE, THE FUND CANNOT ASSURE YOU THAT IT WILL ACHIEVE THIS OBJECTIVE. The Fund's ability to return $[19.10] per share to Common Shareholders on or about the Termination Date will depend on market conditions and various portfolio and cash flow management considerations, including distributions of realized net capital gains, if any, which would reduce amounts otherwise available for distribution upon the liquidation of the Fund. Upon the termination of the Fund, the final distribution to shareholders will be based upon the Fund's NAV at the Termination Date and initial investors and any investors that purchase Common Shares after the completion of this offering may receive more or less than the original NAV per Common Share. See "Risks--Ten-Year Term Risk."

PORTFOLIO CONTENTS .......  Municipal Securities. Municipal Securities are debt obligations generally issued by state and local governmental entities to finance or refinance public purpose projects such as roads, public buildings, schools and water supply systems, to pay general operating expenses or to refinance outstanding debt. Municipal Securities may also be issued to finance and refinance privately owned facilities, such as housing, medical and educational facility construction, or for privately owned transportation, electric utility, industrial development and pollution control projects deemed to serve a public purpose. Municipal Securities may be issued on a long-term basis to provide long-term financing. The repayment of such debt may be secured generally by a pledge of the full faith and credit taxing power of the issuer, a limited or special tax, or any other revenue source, including project revenues, which may include tolls, fees and other user charges, lease payments and mortgage payments. Municipal Securities may also be issued to finance projects on a short-term interim basis, anticipating repayment with the proceeds of long-term debt. Municipal Securities may be issued and purchased in the form of bonds, notes, leases or certificates of participation; structured as callable or non-callable; with payment forms including fixed coupon, variable rate, zero coupon or capital appreciation bonds; or acquired through investments in pooled vehicles, partnerships or other investment companies. The market value of a Municipal Security will generally depend upon its form, maturity, call features and interest rate, as well as the credit quality or credit rating of the issuer. The yields on Municipal Securities depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

                            The interest on Municipal Securities is (in the opinion of the bond issuer's counsel) generally exempt from regular federal income tax. However, interest income from certain types of Municipal Securities in which the Fund may invest will be subject to the federal alternative minimum tax (the "AMT") for individuals, as well as certain corporate investors. Furthermore, the Fund may invest up to 10% of its Managed Assets in taxable Municipal Securities. See "Tax Matters."

                            Municipal Securities are typically in the form of general obligation bonds or revenue bonds, but the Fund also may invest in Municipal Securities that represent lease obligations (and certificates of participation in such obligations), municipal notes, municipal cash equivalents, private activity bonds (including without limitation industrial development bonds) and pre-refunded and escrowed to maturity bonds; other securities issued to finance and refinance public projects; and other related securities and Strategic Transactions that create exposure to municipal bonds, notes and securities and that provide for the payment of interest income that is exempt from regular federal income tax. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund will seek to focus it investments in Municipal Securities on revenue bonds secured by income generated from projects considered to provide an essential service, such as airports, continuing care retirement communities, education, electric utilities, hospitals, toll roads and water and sewer systems, and on bonds issued by states with a high tax burden for which interest is not subject to taxation at either the federal or state level. See "The Fund's Investments--Portfolio Composition--Municipal
                            Securities" for further discussion of the types of Municipal Securities in which the Fund may invest. See also "Risks--Municipal Securities Market Risk."

                            Investment Grade and Below Investment Grade
                            Securities. The Fund will seek to maintain, under normal market conditions, a diversified portfolio of securities that has an average weighted investment grade credit quality. Investment grade quality securities are those that, at the time of investment, are rated at least "BBB-" or higher by S&P or Fitch Ratings, Inc. ("Fitch"), or "Baa3" or higher by Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality. Municipal securities rated "Baa" by Moody's are investment grade, but Moody's considers municipal securities rated Baa to have speculative characteristics. The Fund will consider pre-refunded or escrowed to maturity bonds, regardless of rating, to be investment grade securities. In the event that a security is rated by multiple NRSROs and received different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

                            The Fund may invest up to 35% of its Managed Assets in below investment grade securities (or securities that are unrated and determined by the Advisor to be of comparable quality). Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. See "Risks--Credit and Below Investment Grade Securities Risk."

STRATEGIC TRANSACTIONS ...  To pursue its investment objectives, the Fund may enter into Strategic Transactions. The use of these Strategic Transactions may allow the Fund to obtain net long or short exposures to selected interest rates or durations and/or to gain exposure to Municipal Securities. These Strategic Transactions may also be used to hedge risks associated with the Fund's portfolio investments. The Fund may invest, under normal market conditions, up to 20% of Managed Assets in Strategic Transactions used other than for hedging purposes. There will be no limitation on the Fund's investments in Strategic Transactions to be used by the Fund solely for hedging purposes. The Fund's Strategic Transactions generally may include interest rate derivative transactions and credit derivative transactions.

                            The Fund anticipates it will use interest rate swaps and credit default swaps. In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). Interest rate swaps will allow the Advisor to potentially manage the interest rate profile of the Fund's portfolio. In a credit default swap, the Fund enters into an agreement whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation. Credit default swaps will allow the Fund to buy or sell protection against such a default or other credit event. The Fund's investments in Strategic Transactions will be consistent with the Fund's investment objectives. Strategic Transactions may generate taxable income. See "The Fund's Investments--Investment Practices--Strategic
                            Transactions." See also "Risks--Interest Rate Swaps Risk" and "Risks--Credit Default Swaps Risk."

SPECIAL TAX
CONSIDERATIONS ...........  The Fund may invest up to 20% of its Managed Assets in AMT Bonds. IF YOU ARE, OR AS A RESULT OF
                            INVESTMENT IN THE FUND WOULD BECOME, SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX, THE FUND MAY NOT BE A SUITABLE INVESTMENT FOR YOU. In addition, the Fund may invest up to 10% of its Managed Assets in taxable Municipal Securities. Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to Common Shareholders as ordinary income (and not eligible for favorable taxation as "qualified dividend income"), and capital gain dividends will be subject to capital gains taxes. Distributions from the Fund may also be subject to state and local income taxes. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Fund. See "Tax Matters."

DISTRIBUTIONS ............  The Fund's present distribution policy, which may be changed at any time by the Board of Trustees, is to distribute monthly all or a portion of its net investment income to Common Shareholders. In addition, the Fund intends to distribute all or a portion of net long-term capital gains, if any, to Common Shareholders as long-term capital gain dividends at least annually. As explained more fully below in "Tax Matters," at least annually, the Fund may elect to retain rather than distribute all or a portion of any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) otherwise allocable to Common Shareholders and pay U.S. federal income tax on the retained gain. As provided under U.S. federal income tax law, Common Shareholders of record as of the end of the Fund's taxable year will include their attributable share of the retained gain in their income for the year as long-term capital gain, and will be entitled to a U.S. federal income tax credit for the U.S. federal income tax deemed paid on their behalf by the Fund. The Fund will include capital gains (whether distributed or retained) along with any U.S. federal income tax paid on retained gains in seeking to achieve its objective to return $[19.10] per share to Common Shareholders upon termination. Such retained income may constitute a portion of the liquidating distribution returned to investors on or about [June 30, 2024].

                            The Fund's initial distribution is expected to be declared approximately 30 to 60 days after the completion of this offering and paid approximately 60 to 90 days after the completion of this offering, depending on market conditions. Unless an election is made to receive dividends in cash, Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's dividend reinvestment plan. See "Dividend Reinvestment Plan."

                            Subject to certain terms and conditions, the Fund is entitled to rely on an exemption granted to the Advisor by the SEC from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder (the "Exemptive Relief"). The Exemptive Relief generally permits the Fund, subject to such terms and conditions, to make distributions of long-term capital gains with respect to its Common Shares more frequently than would otherwise be permitted under the 1940 Act (generally once per taxable year). To rely on the Exemptive Relief, the Fund must comply with the terms and conditions therein, which, among other things, would require the Board of Trustees to approve the Fund's adoption of a distribution policy with respect to its Common Shares which calls for periodic distributions of an amount equal to a fixed percentage of the market price of the Common Shares at a particular point in time, or a fixed percentage of NAV per Common Share at a particular point in time, or a fixed amount per Common Share, any of which could be adjusted from time to time. Under such a distribution policy, it is possible that the Fund might distribute more than its income and net realized capital gains; therefore, distributions to shareholders may result in a return of capital. The Fund has no current intention to adopt such a distribution policy or implement the Exemptive Relief. See "Distributions."

CUSTODIAN, ADMINISTRATOR,
FUND ACCOUNTANT AND
TRANSFER AGENT ...........  The Fund has retained The Bank of New York Mellon as custodian and BNY Mellon Investment Servicing (US) Inc. as administrator, fund accountant and transfer agent for the Fund. The Advisor and the Board of Trustees will be responsible for overseeing the activities of the custodian, administrator, fund accountant and transfer agent. See "Custodian, Administrator, Fund Accountant and Transfer Agent."

LISTING ..................  The Fund intends to apply to list the Common Shares on the New York Stock Exchange ("NYSE"), subject to
                            notice of issuance, under the symbol "    ."

CLOSED-END STRUCTURE .....  Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective(s) and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

                            Shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from NAV, but in some cases trade at a premium. The market price may be affected by NAV, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the shares, stability of dividends or distributions, trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares of the Fund being greater than, less than or equal to, NAV.

                            The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is appropriate. As described in this prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Common Shares with respect to their NAV and may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open-market repurchases or tender offers for the Common Shares at or near NAV or the possible conversion of the Fund to an open-end investment company. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share. Investors should assume that it is highly unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. See "Structure of the Fund; Common Share Repurchases and Change in Fund Structure."

SPECIAL RISK
CONSIDERATIONS ...........  Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Risks."

                            No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

                            Investment and Market Risk. An investment in the Common Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund is not intended to be used as a short-term trading vehicle. An investment in the Common Shares should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objectives as well as the Common Shareholder's other investments when considering an investment in the Fund.

                            Market Discount from Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The NAV per Common Share will be reduced immediately following this offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets will generally be considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be affected by factors such as NAV, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of dividends or distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

                            Management Risk and Reliance on Key Personnel. The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

                            In addition, the implementation of the Fund's investment strategies depends upon the continued contributions of certain key employees of the Municipal Securities Team, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund during the transitional period that would be required for a successor to assume the responsibilities of the position.

                            Municipal Securities Market Risk. The amount of public information available about the Municipal Securities in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Advisor than if the Fund were a stock fund or taxable bond fund. The secondary market for Municipal Securities, particularly the below investment grade quality Municipal Securities in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its Municipal Securities at attractive prices.

                            In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including the entity's tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity's control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.

                            Following S&P's downgrade of the long-term sovereign credit rating on the U.S. federal government debt to "AA+" from "AAA" on August 5, 2011, the major rating agencies have also placed many municipalities on review for potential downgrades, which could impact the market price, liquidity and volatility of the municipal securities held by the Fund in its portfolio. If the universe of Municipal Securities meeting the Fund's ratings and credit quality requirements shrinks, it may be more difficult for the Fund to meet its investment objectives and the Fund's investments may become more concentrated in fewer issues.

                            Issuers of Municipal Securities might seek protection under bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and such holders may not be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

                            The value of Municipal Securities generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of Municipal Securities or the rights of Municipal Security holders in the event of a bankruptcy. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Security issuers could produce varying results among the states or among Municipal Security issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Securities in which the Fund invests.

                            Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue sources such as payments from the user of the facility being financed. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

                            See also "Risks--Municipal Leases and Certificates of Participation Risk."

                            Ten-Year Term Risk. Because the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. As the Fund approaches the Termination Date, its portfolio composition may change as more of its portfolio holdings are called or sold, which may cause the returns to decrease and the NAV of the Common Shares to fall. Rather than reinvesting the proceeds of matured, called or sold securities, the Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash, which may adversely affect its performance.

                            Although the Fund has an investment objective of returning $[19.10] per share to Common Shareholders on or about the Termination Date, the Fund cannot assure you that it will achieve this objective. The Fund's ability to return $[19.10] per share to Common Shareholders on or about the Termination Date will depend on market conditions and various portfolio and cash flow management considerations, including distributions of realized net capital gains, if any, which would reduce amounts otherwise available for distribution upon the liquidation of the Fund. Upon the termination of the Fund, the final distribution to shareholders will be based upon the Fund's NAV at the Termination Date and initial investors and any investors that purchase Common Shares after the completion of this offering may receive more or less than the original NAV per Common Share.

                            Interest Rate Risk. Generally, when market interest rates rise, bond prices fall, and vice versa. Interest rate risk is the risk that the Municipal Securities in the Fund's portfolio will decline in value because of increases in market interest rates. As interest rates decline, issuers of Municipal Securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund's income. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund's value.

                            In typical market interest rate environments, the prices of longer-term Municipal Securities generally fluctuate more than prices of shorter-term Municipal Securities as interest rates change. To the extent that the Fund invests in intermediate- and long-intermediate-term Municipal Securities, the Common Share NAV and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in short-term Municipal Securities. THESE RISKS MAY BE GREATER IN THE CURRENT MARKET ENVIRONMENT BECAUSE CERTAIN INTEREST RATES ARE AT OR NEAR HISTORIC LOWS. The U.S. Federal Reserve has employed quantitative easing to help spur liquidity in the capital markets. This has helped keep interest rates near all-time lows. The Federal Reserve has recently indicated, however, that it will begin monetary tightening, which will cause an increase in interest rates likely to drive down bond prices.

                            Economic and Political Events Risk. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), industrial development bonds, or in particular types of Municipal Securities (such as general obligation bonds, private activity bonds or moral obligation bonds). Such developments may adversely affect a specific industry or local political and economic conditions, and thus may lead to declines in the bonds' creditworthiness and value.

                            Credit and Below Investment Grade Securities Risk. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. Credit risk may be heightened for the Fund because it may invest in below investment grade securities, which are commonly referred to as "junk" or "high yield" securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer' capacity to pay dividends or interest and repay principal. If a Municipal Security that is rated investment grade at the time of investment is subsequently downgraded below that rating, the Fund will not be required to dispose of the security.

                            Municipal Securities of below investment grade quality are predominately speculative with respect to an issuer's capacity to pay interest and repay principal when due, and, in comparison with investment grade securities, are additionally susceptible to default or decline in market value due to adverse economic, business or political events or other developments such as weather or earthquakes (so-called "event risk"). Such event risk would be heightened to the extent that the Fund invests a substantial amount of the below investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), in industrial development bonds, or in particular types of Municipal Securities (such as special tax and development bonds, private activity bonds or moral obligation bonds in a specific region or geographic locale) that are particularly exposed to specific types of adverse economic, business, political or other events. Also, to the extent that the rating assigned to a Municipal Security in the Fund's portfolio is downgraded by any NRSRO, the market price and liquidity of such security may be adversely affected. The market values for Municipal Securities of below investment grade quality tend to be volatile, and these securities are less liquid than investment grade quality Municipal Securities.

                            Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Share's market price or your overall returns. As the average maturity of the Fund's portfolio shortens, the Fund will reinvest in shorter maturity securities at market interest rates that may be lower than at the Fund's inception. As a result, the Fund's income and distributions may decline over the term of the Fund. The likelihood of this risk may increase as the Fund approaches its term.

                            Earnings Risk. The Fund's limited term may cause it to invest in lower yielding securities or hold the proceeds of securities sold near the end of its term in cash or cash equivalents, which may adversely affect the performance of the Fund or the Fund's ability to maintain its dividend.

                            Call Risk. The Fund may invest in debt instruments that are subject to call risk. Debt instruments may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its debt instruments if they can be refinanced by issuing new instruments which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high-yielding debt instruments. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

                            Tax Risk. The value of the Fund's investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from Municipal Securities in which the Fund will generally invest is normally not subject to regular federal income tax, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. This could in turn affect the Fund's NAV and ability to acquire and dispose of Municipal Securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

                            Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all Municipal Securities (whenever issued) are included in "adjusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). Under current law, a significant portion of the private activity bond market is comprised of AMT Bonds. The Fund may invest, under normal market conditions, up to 20% of the Fund's Managed Assets in AMT Bonds. See "The Fund's Investments--Portfolio Composition--Private Activity
                            Bonds."

                            The Fund will generally invest in Municipal
                            Securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income under the regular federal income tax, and the Advisor will not independently verify that opinion. Subsequent to the Fund's acquisition of such a Municipal Security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. The Fund may also invest, under normal market conditions, up to 10% of the Fund's Managed Assets in taxable Municipal Securities.

                            Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as "qualified dividend income"), and capital gain dividends will be subject to capital gains taxes. See "Tax Matters."

                            Municipal Leases and Certificates of Participation Risk. The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

                            Insurance Risk. The Fund may purchase Municipal Securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for Municipal Securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers' capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured Municipal Security will typically be deemed to have the rating of its insurer, if the insurer of a Municipal Security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying Municipal Security will be more relevant and the value of the Municipal Security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a Municipal Security would decline and may not add any value. The insurance feature of a Municipal Security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.

                            Interest Rate Swaps Risk. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on market conditions in general, the Fund's use of swaps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap could decline, and could result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings.

                            Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap to offset any declines in the value of the Fund's portfolio assets being hedged.

                            Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap, which in turn would depend on the general state of the market rates at that point in time, such a default could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

                            The Fund intends to maintain, in a segregated account, cash or liquid securities having a value at least equal to the amount required to make payment on each of the Fund's swap transactions if the Fund were to exit its positions in such transactions immediately and was required to mark to market. See "The Fund's Investments--Investment
                            Practices--Strategic Transactions."

                            Credit Default Swaps Risk. Credit default swap agreements may involve greater risks than if the

                            Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the risks of associated with leverage since, if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

                            Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

                            The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the derivative contract (whether a clearing corporation in the case of a cleared credit default swap or another third party in the case of an uncleared credit default swap). If a counterparty's credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. See "The Fund's Investments--Investment Practices--Strategic
                            Transactions."

                            When-Issued and Delayed Delivery Transactions Risk. The Fund may buy and sell Municipal Securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. The Fund will either designate on its books or hold in a separate account of the Fund with its custodian cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment. The Fund may enter into contracts to purchase Municipal Securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within 60 days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because no interest accrues on the bonds prior to settlement and, because bonds are subject to market fluctuations, the value of the bonds at the time of delivery may be less (or more) than their cost.

                            Other Investment Companies Risk. The Fund may, subject to the limitations of the 1940 Act, invest in the securities of other investment companies.

                            Such securities may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. Utilization of leverage is a speculative investment technique and involves certain risks. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations. See "Risks--Other Investment Companies Risk" for additional risks associated with an investment in exchange-traded funds ("ETFs").

                            Illiquid Securities Risk. The Fund may invest in securities and other instruments that, at the time of investment, are illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "1933 Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

                            Potential Conflicts of Interest Risk. First Trust Advisors and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust Advisors currently manages and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. As a result, First Trust Advisors and the Fund's portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. First Trust Advisors and the Fund's portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund's ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purposes of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

                            The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to First Trust Advisors which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, First Trust Advisors or its affiliates may provide more services to some types of funds and accounts than others.

                            There is no guarantee that the policies and procedures adopted by First Trust Advisors and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that First Trust Advisors may manage or advise from time to time. For further information on potential conflicts of interest, see "Investment Advisor" in the SAI.

                            Anti-Takeover Provisions. The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust and By-Laws."

                            Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

                            Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

                            Recent Market Conditions. While the volatility and disruption that United States and global markets experienced for an extended period of time beginning in 2007 and 2008 has generally subsided, uncertainty and periods of volatility remain, and risks to a resumption of growth persist. The financial condition of the United States and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in a high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many investment companies, including to some extent the Fund. Conditions in the United States and global economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. The financial condition of federal, state and local governments may be sensitive to market events, which may, in turn, adversely affect the marketability of notes and bonds they issue. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, on

                            August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. federal government debt to "AA+" from "AAA." Moody's affirmed the Aaa long-term sovereign credit rating of the U.S. on November 21, 2011 while maintaining its negative outlook. The downgrade by S&P could increase volatility in both stock and bond markets, result in higher interest rates and higher U.S. Treasury yields and increase the costs of all kinds of debt. These events could have significant adverse effects on the economy generally.

                            Secondary Market for the Fund's Common Shares. The issuance of Common Shares through the Fund's dividend reinvestment plan may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's dividend reinvestment plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the dividend reinvestment plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                            SUMMARY OF FUND EXPENSES

      The purpose of the table and example below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table assume that the Fund issues Common Shares. If the Fund issues fewer shares, all other things being equal, expenses would increase. The "Other expenses" shown in the table are based on estimated amounts for the current fiscal year.

SHAREHOLDER TRANSACTION EXPENSES
      Sales load paid by Common Shareholders (as a percentage of offering price)............. [4.50]%
      Offering expenses borne by Common Shareholders (as a percentage of offering price) .... [0.20]%(1)(2)
      Dividend reinvestment plan fees ....................................................... None(3)

                                                                                     PERCENTAGE OF NET ASSETS
                                                                                     ------------------------
ANNUAL EXPENSES
         Management fees(4) .................................................................      %
         Other expenses......................................................................      %
         Total annual expenses...............................................................      %


EXAMPLE

      Common Shareholders would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, (ii) a sales load of $[45] and
estimated offering expenses of $[2], (iii) the Fund issues        Common Shares,
(iv) total annual expenses of    % of net assets attributable to the Common
Shares in years one through ten and (v) reinvestment of all dividends and distributions at net asset value.

        1 YEAR            3 YEARS              5 YEARS             10 YEARS
        ------            -------              -------             --------
          $                 $                    $                    $

      THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE FUND'S ACTUAL RATE OF RETURN MAY BE GREATER OR LESS THAN THE HYPOTHETICAL 5% RETURN SHOWN IN THE EXAMPLE.

--------------------------------------------------------------------------------

(1) The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than the sales load) that exceed [0.20]% (or $[0.04] per Common Share) of the Fund's aggregate offering
      price. Assuming the Fund issues         Common Shares ($     ), the Fund's
      offering costs are estimated to be $    . The Fund, and therefore Common
      Shareholders, will bear up to $     or approximately $[0.04] per Common
      Share of such estimated expenses, and the Advisor will bear any expenses above that amount.

(2) The Advisor (and not the Fund) will pay certain qualifying Underwriters structuring and syndication fees. See "Underwriters."

(3) You will pay brokerage charges if you direct BNY Mellon Investment Servicing (US) Inc., as agent for the Common Shareholders, to sell your Common Shares held in a dividend reinvestment account.

(4)   Represents the aggregate fee payable to the Advisor.

                                    THE FUND

      The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized on [ ], 2014, as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration of Trust"). As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 120 East Liberty Drive, Wheaton, Illinois 60187, and its telephone number is (630) 765-8000. Investment in the Fund involves certain risks and special considerations. See "Risks."

                                USE OF PROCEEDS

      The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the over-allotment option in full) after payment of the estimated offering costs. The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than the sales load) that exceed [0.20]% (or $[0.04] per Common Share) of the Fund's aggregate offering price. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objectives and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in securities that meet the Fund's investment objectives and policies within 45 to 60 days after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVES

      The Fund's investment objectives are:

      o to provide current income exempt from regular federal income tax, with an equal emphasis on long-term capital appreciation, and

      o   to return $[19.10] per Common Share (the original NAV per Common Share
          before deducting offering costs of $[   ] per Common Share) to Common
          Shareholders on or about [June 30, 2024] (the "Termination Date").

      There can be no assurance that the Fund's investment objectives will be achieved.

      The Fund's investment objectives and certain fundamental investment policies specifically identified as such in the SAI are considered fundamental and may not be changed without the approval of the holders of a "majority of the outstanding voting securities" of the Fund, which includes Common Shares and preferred shares of beneficial interest, if any, voting together as a single class, and the holders of the outstanding preferred shares, if any, voting as a single class. The remainder of the Fund's investment policies are considered non-fundamental, as identified in the SAI, and may be changed by the Board of Trustees without the approval of the holders of a "majority of the outstanding voting securities," provided that the holders of the voting securities of the Fund receive at least 60 days prior written notice of any change. When used with respect to particular shares of the Fund, a "majority of the outstanding voting securities" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or
(ii) more than 50% of the shares, whichever is less (a "Majority Shareholder Vote").

INVESTMENT STRATEGIES

      The Fund will seek to achieve its investment objectives by primarily investing in Municipal Securities. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (as defined below) in Municipal Securities. In selecting Municipal Securities, the Advisor will seek to identify Municipal Securities that offer attractive tax exempt yields and/or are undervalued. The Fund seeks to return $[19.10] per share to Common Shareholders on or about the Termination Date by utilizing a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time. The Fund may invest in Municipal Securities of any maturity and anticipates that the weighted average maturity of its portfolio will initially be between [7 and 15] years. The Fund also will seek to maintain, under normal market conditions, a diversified portfolio of securities that has an average weighted investment grade credit quality. See "--Investment Philosophy and Process."

INVESTMENT POLICIES

      Under normal market conditions, as a fundamental investment policy, the Fund will invest at least 80% of its Managed Assets in Municipal Securities.

      The Fund has also adopted the following non-fundamental investment policies:

      o The Fund may, under normal market conditions, invest up to 10% of its Managed Assets in taxable Municipal Securities and up to 20% of its Managed Assets in AMT Bonds. See "The Fund's Investments--Portfolio Composition--Private Activity Bonds."

      o The Fund may not, under normal market conditions, invest more than 30% of its Managed Assets in Municipal Securities in any one sector.

      o The Fund may not, under normal market conditions, invest more than 20% of its Managed Assets in derivative instruments used other than for hedging purposes. See "--Investment Practices--Strategic Transactions."

      o The Fund may, under normal market conditions, invest up to 35% of its Managed Assets in Municipal Securities that, at the time of investment, are rated below investment grade quality or that are unrated by any NRSRO but judged to be of comparable quality by the Advisor. See "The Fund's Investments--Portfolio Composition--Investment Grade and Below Investment Grade Securities."

      o The Fund may, under normal market conditions, invest up to 15% of its Managed Assets in securities and other instruments that, at the time of investment, are illiquid. See "The Fund's Investments--Portfolio Composition--Illiquid Securities."

      o The Fund may, under normal market conditions, invest up to 10% of its Managed Assets in distressed Municipal Securities, which are Municipal Securities that are currently in default and not expected to pay the current coupon. See "The Fund's Investments--Portfolio Composition--Investment Grade and Below Investment Grade Securities."

      Unless otherwise stated, all investment restrictions apply at the time of purchase and the Fund will not be required to reduce a position due solely to market value fluctuations.

      If you are, or as a result of investment in the Fund would become, subject to the federal alternative minimum tax, the Fund may not be a suitable investment for you because the Fund expects that a significant portion of its investments will pay interest that is taxable under the federal alternative minimum tax. Special rules apply to corporate holders. In addition, distributions of regular taxable income will be subject to regular income taxes and distributions of net capital gain will be subject to capital gains taxes. See "Tax Matters."

      For a more complete discussion of the Fund's portfolio contents, see "Portfolio Composition."

INVESTMENT PHILOSOPHY AND PROCESS

      Investment Philosophy. The Municipal Securities Team will utilize a disciplined approach to managing the investment strategies of the Fund, applying both quantitative analysis and fundamental research to seek higher-yielding undervalued Municipal Securities. The Municipal Securities Team will also utilize a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time, in order to mitigate the risk of rising interest rates and to return the original NAV per Common Share before deducting offering costs to Common Shareholders on or about the Termination Date.

      The Advisor currently believes that a portfolio that has the following characteristics will best achieve the Fund's investment objective to provide current income exempt from regular federal income tax and long-term capital appreciation:

      o a weighted average credit rating in the lower end of the investment grade rating scale (i.e., an "A" rating from Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("S&P"), or equivalent thereof from another NRSRO, with the potential for a "BBB" rating, or equivalent thereof), and an underweight representation of very highly-rated Municipal Securities (i.e., "AAA" rated bonds as assigned by S&P, or the equivalent thereof as assigned by another NRSRO) and very lowly-rated Municipal Securities (i.e., "BB-" or lower rated bonds as assigned by S&P, or the equivalent thereof as assigned by another NRSRO);

      o an emphasis on revenue bonds secured by income generated from projects considered to provide an essential service, such as airports, continuing care retirement communities, education, electric utilities, hospitals, toll roads and water and sewer systems, which results in an underweight representation of general obligation bonds and certain types of appropriation bonds (such as certificates of participation); and

      o a weighted average intermediate/long-intermediate-term maturity profile.

      Investment Process. The Municipal Securities Team seeks to capitalize on the inefficiencies within the municipal market by utilizing an investment process that focuses on each of the following components and is supplemented by the team's thorough understanding of the major opportunities and risks within the market:

      o TOTAL RETURN SCENARIO ANALYSIS: a quantitative total return scenario analysis under multiple interest rate assumptions over different time horizons to identify the quantitative exposure of individual Municipal Securities and portfolios of securities to interest rate, yield curve and credit spread movements or "shocks."

      o SECTOR ANALYSIS: a top-down review of core sectors in the municipal market based on a bottom-up analysis of individual credits to determine which municipal sectors should be overweighted, neutral weight and underweighted.

      o CREDIT ANALYSIS: a diligent credit analysis through fundamental credit research on individual issuers and their offerings to determine portfolio suitability.

      o SECONDARY MARKET TRADING: an analysis of how a Municipal Security might trade in the secondary market, which includes a review of total issuance size, underwriter willingness to make secondary markets and the structural features of the Municipal Security, such as coupon, maturity, call dates and sinking fund payments.

      o SURVEILLANCE: a holdings analysis on a systematic basis to monitor any changes in credit trend. Credit rating momentum is monitored for each borrower and bond.

      o PERFORMANCE ATTRIBUTION: a granular total return analysis of key portfolio attributes, such as duration, credit rating, sector and state. A portfolio's performance is also compared to various benchmarks.


TEN-YEAR TERM

      On or about the Termination Date, the Fund intends to cease its investment operations, liquidate its portfolio and distribute its net assets to Common Shareholders of record as of the date of termination. The Fund's term may be extended for one period of up to 1 year by a vote of the Board of Trustees, if the Board of Trustees determines it is in the best interest of the Common Shareholders to do so. The Fund's term may not be extended further than one period without a shareholder vote. In determining whether to extend the Termination Date of the Fund, the Board of Trustees may consider the inability to sell the Fund's assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board of Trustees may determine that market conditions are such that it is reasonable to believe that, with an extension, the Fund's remaining assets will appreciate by an amount that is meaningful relative to the cost and expense of continuing the operation of the Fund.

      The Fund seeks to return $[19.10] per Common Share (the original NAV per Common Share before deducting offering costs of $[ ] per Common Share) to Common Shareholders on or about the Termination Date by utilizing a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time. The Fund may also retain each year a portion of its net investment income to seek to return $[19.10] per share to Common Shareholders on or about the Termination Date. The Fund's investment in shorter term and lower yielding securities may reduce investment income and, therefore, the monthly dividends during the period prior to termination. The Fund may make more than one liquidating distribution to Common Shareholders.

      ALTHOUGH THE FUND HAS AN INVESTMENT OBJECTIVE OF RETURNING $[19.10] PER SHARE TO COMMON SHAREHOLDERS ON OR ABOUT THE TERMINATION DATE, THE FUND CANNOT ASSURE YOU THAT IT WILL ACHIEVE THIS OBJECTIVE. The Fund's ability to return $[19.10] per share to Common Shareholders on or about the Termination Date will depend on market conditions and various portfolio and cash flow management considerations, including distributions of realized net capital gains, if any, which would reduce amounts otherwise available for distribution upon the liquidation of the Fund. Upon the termination of the Fund, the final distribution to shareholders will be based upon the Fund's NAV at the Termination Date and initial investors and any investors that purchase Common Shares after the completion of this offering may receive more or less than the original NAV per Common Share. See "Risks--Ten-Year Term Risk."

PORTFOLIO COMPOSITION

      The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI. See also "--Investment
Practices--Strategic Transactions" below.

      Municipal Securities. Municipal Securities are debt obligations generally issued by state and local governmental entities to finance or refinance public purpose projects such as roads, public buildings, schools and water supply systems, to pay general operating expenses or to refinance outstanding debt. Municipal Securities may also be issued to finance and refinance privately owned facilities, such as housing, medical and educational facility construction, or for privately owned transportation, electric utility, industrial development and pollution control projects deemed to serve a public purpose. Municipal Securities may be issued on a long-term basis to provide long-term financing. The repayment of such debt may be secured generally by a pledge of the full faith and credit taxing power of the issuer, a limited or special tax, or any other revenue source, including project revenues, which may include tolls, fees and other user charges, lease payments and mortgage payments. Municipal Securities may also be issued to finance projects on a short-term interim basis, anticipating repayment with the proceeds of long-term debt. Municipal Securities may be issued and purchased in the form of bonds, notes, leases or certificates of participation; structured as callable or non-callable; with payment forms including fixed coupon, variable rate, zero coupon or capital appreciation bonds; or acquired through investments in pooled vehicles, partnerships or other investment companies. The market value of a Municipal Security will generally depend upon its form, maturity, call features and interest rate, as well as the credit quality or credit rating of the issuer. The yields on Municipal Securities depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

      The interest on Municipal Securities is (in the opinion of the bond issuer's counsel) generally exempt from regular federal income tax. However, interest income from certain types of Municipal Securities in which the Fund may invest will be subject to the federal alternative minimum tax (the "AMT") for individuals, as well as certain corporate investors. Furthermore, the Fund may invest up to 10% of its Managed Assets in taxable Municipal Securities. See "Tax Matters."

      Municipal Securities are typically in the form of general obligation bonds or revenue bonds, but the Fund also may invest in Municipal Securities that represent lease obligations (and certificates of participation in such obligations), municipal notes, municipal cash equivalents, private activity bonds (including without limitation industrial development bonds) and pre-refunded and escrowed to maturity bonds; other securities issued to finance and refinance public projects; and other related securities and Strategic Transactions that create exposure to municipal bonds, notes and securities and that provide for the payment of interest income that is exempt from regular federal income tax. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund will seek to focus it investments in Municipal Securities on revenue bonds secured by income generated from projects considered to provide an essential service, such as airports, continuing care retirement communities, education, electric utilities, hospitals, toll roads and water and sewer systems, and on bonds issued by states with a high tax burden for which interest is not subject to taxation at either the federal or state level.

      The Fund also may purchase Municipal Securities that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's income. The Fund may use any insurer, regardless of its rating. A Municipal Security will be deemed to have the higher of the rating of its insurer or its underlying issuer. The insurance feature does not guarantee the market value of the insured obligations or the NAV of the Common Shares.

      See "Risks--Municipal Securities Market Risk" below and "Additional Information About the Fund's Investments and Investment Risks--Municipal Securities" in the SAI.

      Municipal Leases and Certificates of Participation. Municipal Securities may represent lease obligations and certificates of participation in such leases. These investments carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment or facilities. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering, or the failure to recover fully, the Fund's original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. In order to reduce this risk, the Fund will only purchase Municipal Securities representing lease obligations where the Advisor believes the issuer has a strong incentive to continue making appropriations until maturity.

      A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying Municipal Securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying Municipal Securities, plus accrued interest.

      See "Risks--Municipal Leases and Certificates of Participation Risk."

      Municipal Notes. Municipal Securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. See "Additional Information About the Fund's Investments and Investment Risks--Short-Term Tax-Exempt Fixed Income Securities" in the SAI.

      Pre-Refunded Municipal Securities. The principal of, and interest on, pre-refunded Municipal Securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded Municipal Securities. Issuers of Municipal Securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded Municipal Securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded Municipal Securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

      Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues. Under current law, a significant portion of the private activity bond market is comprised of AMT Bonds. The Fund's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax. The American Recovery and Reinvestment Act of 2009 provides an exemption from the federal alternative minimum tax applicable to individuals for interest on private activity bonds and, for purposes of calculating a corporate taxpayer's adjusted current earnings, an exemption for interest on all tax-exempt bonds, with both exemptions limited to bonds that are issued after December 31, 2008 and before January 1, 2011, including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009. See "Risks--Tax Risk" and "Tax Matters."

      Taxable Municipal Securities. The Fund may invest up to 10% of its Managed Assets in taxable Municipal Securities. The market for taxable Municipal Securities is relatively small, which may result in a lack of liquidity and in price volatility of those securities. Interest on taxable Municipal Securities is includable in gross income for regular federal income tax purposes. While interest on taxable Municipal Securities may be exempt from personal taxes imposed by the state within which the security is issued, such interest will nevertheless generally be subject to all other state and local income and franchise taxes.

      Special Taxing Districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

      Investment Grade and Below Investment Grade Securities. The Fund will seek to maintain, under normal market conditions, a diversified portfolio of securities that has an average weighted investment grade credit quality. Investment grade quality securities are those that, at the time of investment, are rated at least "BBB-" or higher by S&P or Fitch, or "Baa3" or higher by Moody's, or comparably rated by another NRSRO or, if unrated, determined by the Advisor to be of comparable credit quality. Municipal securities rated "Baa" by Moody's are investment grade, but Moody's considers municipal securities rated Baa to have speculative characteristics. The Fund will consider pre-refunded or escrowed to maturity bonds, regardless of rating, to be investment grade securities. In the event that a security is rated by multiple NRSROs and received different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. In the case of an unrated security, the Fund will treat the security to have the same rating as rated securities judged by the Advisor to be of comparable quality.

      The Fund may invest up to 35% of its Managed Assets in below investment grade securities (or securities that are unrated and determined by the Advisor to be of comparable quality). Below investment grade securities are commonly referred to as "junk" or "high yield" securities and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities include distressed Municipal Securities, of which the Fund may invest up to 10% of its Managed Assets. Such distressed securities are securities of an issuer that is in default on its obligations to pay principal or interest thereon when due or that is involved in bankruptcy or insolvency proceedings or is otherwise experiencing other financial difficulties at the time of acquisition. Distressed securities are speculative and involve substantial risks in addition to those associated with investing in below investment grade securities. The Fund generally will not receive interest payments on distressed Municipal Securities, may incur costs to protect its investment and may not be repaid principal on the distressed Municipal Securities. See "Risks--Credit and Below Investment Grade Securities Risk."

      Investment rating limitations are considered to apply only at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities. The credit quality policies noted above apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that an NRSRO downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Advisor may consider such factors as its assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. A general description of the ratings of S&P, Moody's and Fitch of Municipal Securities is set forth in Appendix A to the SAI.

      When-Issued and Delayed Delivery Transactions. The Fund may buy and sell Municipal Securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. The Fund will either designate on its books or hold in a separate account of the Fund with its custodian, cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment. The Fund may enter into contracts to purchase Municipal Securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within 60 days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because no interest accrues on the bonds prior to settlement and, because bonds are subject to market fluctuations, the value of the bonds at the time of delivery may be less (or more) than cost. See "Risks--When-Issued and Delayed Delivery Transactions Risk."

      Zero Coupon Bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. When held to its maturity, its return comes from the difference between the purchase price and its maturity value. A zero coupon bond is normally issued and traded at a deep discount from face value. Zero coupon bonds allow an issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater credit risk than bonds that pay interest currently or in cash. The Fund would be required to distribute the income on any of these instruments as it accrues, even though the Fund will not receive all of the income on a current basis or in cash. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions to its shareholders.

      Structured Notes. The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an "embedded index"), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index or indices or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

      Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by the Fund from the SEC. These securities include shares of other closed-end funds, open-end investment companies (i.e., mutual funds), exchange-traded funds (often referred to as "ETFs") and business development companies that invest primarily in Municipal Securities of the types in which the Fund may invest directly. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and Common Shareholders would remain subject to payment of the Fund's management fees with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

      The Advisor will take expenses into account when evaluating the investment merits of an investment in the investment company relative to available Municipal Security investments. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to leverage risks. Leveraged shares will be more volatile and the yield to Common Shareholders will tend to fluctuate more than the yield generated by unleveraged shares. See "Risks--Other Investment Companies Risk."

      Illiquid Securities. The Fund may, under normal market conditions, invest up to 15% of its Managed Assets in securities and other instruments that, at the time of investment, are illiquid (i.e., securities that are not readily marketable). For this purpose, illiquid securities may include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933, that are deemed to be illiquid, and certain repurchase agreements.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its designee. See "Risks--Illiquid Securities Risk."

INVESTMENT PRACTICES

      Strategic Transactions. To pursue its investment objectives, the Fund may enter into Strategic Transactions. The use of these Strategic Transactions may allow the Fund to obtain net long or short exposures to selected interest rates or durations and/or to gain exposure to Municipal Securities. These Strategic Transactions may also be used to hedge risks associated with the Fund's portfolio investments. The Fund may invest, under normal market conditions, up to 20% of Managed Assets in Strategic Transactions used other than for hedging purposes. There will be no limitation on the Fund's investments in Strategic Transactions to be used by the Fund solely for hedging purposes. The Fund's Strategic Transactions generally may include interest rate derivative transactions and credit derivative transactions.

      The Fund anticipates it will use interest rate swaps and credit default swaps. In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of an obligation to make fixed rate payments for an obligation to make floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates. Interest rate swaps will allow the Advisor to potentially manage the interest rate profile of the Fund portfolio. See "Risks--Interest Rate Swaps Risk."

      In a credit default swap, the Fund enters into an agreement whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default or other credit event by the issuer of the debt obligation. Credit default swaps will allow the Fund to buy or sell protection against such a default or other credit event. The "buyer" in a credit default contract is obligated to pay the "seller" such periodic stream of payments over the term of the contract, provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller generally must pay the buyer the full notional value, or "par value," of the reference obligation. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recovered nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation through a cash payment in exchange for the asset or, alternatively, a cash payment representing the difference between the expected recovery rate and the full notional value. As a seller, the Fund would receive a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered leverage for purposes of the 1940 Act. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Whether or not there is a segregation of assets, the sale of a credit default swap effectively creates leverage and subjects the Fund to risks associated with leverage. See "Risks--Credit Default Swaps Risk" below.

      Strategic Transactions, if any, generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. The transfer of risk pursuant to a Strategic Transaction may be complete or partial, and may be for the life of the related asset or for a shorter period. Strategic Transactions may be used for investment purposes or as a risk management tool for a pool of financial assets, providing the Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, Strategic Transactions may be used by the Fund to reduce exposure to an owned asset without selling it. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisor's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions for hedging and interest rate management purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Additionally, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes.

      The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, in the United States the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") was signed into law in July 2010 and could impact and restrict the Fund's ability to use certain Strategic Transactions. For instance, the Dodd-Frank Act requires most over-the-counter derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for the Fund. Further, the CFTC has recently rescinded certain exemptions from registration requirements under the CEA that have been previously available under CFTC Rule 4.5 to investment advisers registered with the SEC under the Advisers Act. In the event that the Fund's investments in Strategic Transactions regulated under the CEA, including futures, swaps and certain options, exceeds a certain threshold, the Advisor may be required to register as a "commodity pool operator" with the CFTC. In the event the Advisor is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the Fund. The Fund currently intends to limit its investments in Strategic Transactions so as not to require the Advisor to register as a commodity pool operator with respect to the Fund.

      The SEC has also indicated that it may adopt new policies on the use of derivatives by registered investment companies. Such policies could affect the nature and extent of derivative use by the Fund.

      The Fund's investments in Strategic Transactions will be consistent with the Fund's investment objectives. Strategic Transactions may generate taxable income. See "Other Investment Policies and Techniques--Strategic Transactions" in the SAI for more information about the types of Strategic Transactions in which the Fund may invest and their associated risks.

      Portfolio Turnover. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 40% under normal circumstances, but may be higher or lower in certain periods. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the Fund's recognition of gains that will be taxable as ordinary income, reducing the funds available to pay distributions to Common Shareholders. In addition, high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as taxable dividends for federal income tax purposes. See "Tax Matters."

                                     RISKS

      Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund.

NO OPERATING HISTORY

      The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

INVESTMENT AND MARKET RISK

      An investment in the Common Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund is not intended to be used as a short-term trading vehicle. An investment in the Common Shares should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objectives as well as the Common Shareholder's other investments when considering an investment in the Fund.

MARKET DISCOUNT FROM NET ASSET VALUE

      Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period following completion of this offering. The NAV per Common Share will be reduced immediately following this offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets will generally be considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be affected by factors such as NAV, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of dividends or distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

MANAGEMENT RISK AND RELIANCE ON KEY PERSONNEL

      The Fund is subject to management risk because it is an actively managed portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

      In addition, the implementation of the Fund's investment strategies depends upon the continued contributions of certain key employees of the Municipal Securities Team, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund during the transitional period that would be required for a successor to assume the responsibilities of the position.

MUNICIPAL SECURITIES MARKET RISK

      The amount of public information available about the Municipal Securities in the Fund's portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Advisor than if the Fund were a stock fund or taxable bond fund. The secondary market for Municipal Securities, particularly the below investment grade quality Municipal Securities in which the Fund may invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its Municipal Securities at attractive prices.

      In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity's credit will depend on many factors, including the entity's tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity's control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Further, some state and local governments have been and in the future may be subject to direct ballot referenda that could limit their financial flexibility, or their ability to levy taxes or raise tax revenues, which may adversely affect the marketability of notes and bonds issued by those state and local governments.

      Following S&P's downgrade of the long-term sovereign credit rating on the U.S. federal government debt to "AA+" from "AAA" on August 5, 2011, the major rating agencies have also placed many municipalities on review for potential downgrades, which could impact the market price, liquidity and volatility of the municipal securities held by the Fund in its portfolio. If the universe of Municipal Securities meeting the Fund's ratings and credit quality requirements shrinks, it may be more difficult for the Fund to meet its investment objectives and the Fund's investments may become more concentrated in fewer issues.

      Issuers of Municipal Securities might seek protection under bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and such holders may not be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

      The value of Municipal Securities generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation, including legislation or litigation that changes the taxation of Municipal Securities or the rights of Municipal Security holders in the event of a bankruptcy. Certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Security issuers could produce varying results among the states or among

Municipal Security issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Securities in which the Fund invests.

      Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue sources such as payments from the user of the facility being financed. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source. See "Additional Information About the Fund's Investments and Investment Risks--Municipal Securities" in the SAI for a further discussion of risks associated with revenue bonds.

      The U.S. economy may be in the process of "deleveraging," with individuals, companies and municipalities reducing expenditures and paying down borrowings. In such event, the number of municipal borrowers and the amount of outstanding Municipal Securities may contract, potentially without corresponding reductions in investor demand for Municipal Securities. As a result, the Fund may have fewer investment alternatives, may invest in securities that it previously would have declined and may concentrate its investments in a smaller number of issuers.

TEN-YEAR TERM RISK

      Because the assets of the Fund will be liquidated in connection with its termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. As the Fund approaches the Termination Date, its portfolio composition may change as more of its portfolio holdings are called or sold, which may cause the returns to decrease and the NAV of the Common Shares to fall. Rather than reinvesting the proceeds of matured, called or sold securities, the Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash, which may adversely affect its performance.

      Although the Fund has an investment objective of returning $[19.10] per share to Common Shareholders on or about the Termination Date, the Fund cannot assure you that it will achieve this objective. The Fund's ability to return $[19.10] per share to Common Shareholders on or about the Termination Date will depend on market conditions and various portfolio and cash flow management considerations, including distributions of realized net capital gains, if any, which would reduce amounts otherwise available for distribution upon the liquidation of the Fund. Upon the termination of the Fund, the final distribution to shareholders will be based upon the Fund's NAV at the Termination Date and initial investors and any investors that purchase Common Shares after the completion of this offering may receive more or less than the original NAV per Common Share.

INTEREST RATE RISK

      Generally, when market interest rates rise, bond prices fall, and vice versa. Interest rate risk is the risk that the Municipal Securities in the Fund's portfolio will decline in value because of increases in market interest rates. As interest rates decline, issuers of Municipal Securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund's income. As interest rates increase, slower than expected principal payments may extend the average life of securities, potentially locking in a below-market interest rate and reducing the Fund's value.

      In typical market interest rate environments, the prices of longer-term Municipal Securities generally fluctuate more than prices of shorter-term Municipal Securities as interest rates change. To the extent that the Fund invests in intermediate- and long-intermediate-term Municipal Securities, the Common Share NAV and market price per share will fluctuate more in response to changes in market interest rates than if the Fund invested primarily in short-term Municipal Securities. THESE RISKS MAY BE GREATER IN THE CURRENT MARKET ENVIRONMENT BECAUSE CERTAIN INTEREST RATES ARE AT OR NEAR HISTORIC LOWS. The U.S. Federal Reserve has employed quantitative easing to help spur liquidity in the capital markets. This has helped keep interest rates near all-time lows. The Federal Reserve has recently indicated, however, that it will begin monetary tightening, which will cause an increase in interest rates likely to drive down bond prices. Because the values of lower-rated and comparable unrated debt securities are affected both by credit risk and interest rate risk, the price movements of such lower grade securities in response to changes in interest rates typically have not been highly correlated to the fluctuations of the prices of investment grade quality securities in response to changes in market interest rates.

ECONOMIC AND POLITICAL EVENTS RISK

      The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), industrial development bonds, or in particular types of Municipal Securities (such as general obligation bonds, private activity bonds or moral obligation bonds). Such developments may adversely affect a specific industry or local political and economic conditions, and thus may lead to declines in the bonds' creditworthiness and value.

CREDIT AND BELOW INVESTMENT GRADE SECURITIES RISK

      Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability or willingness to make such payments. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. Credit risk may be heightened for the Fund because it may invest in below investment grade securities, which are commonly referred to as "junk" or "high yield" securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer' capacity to pay dividends or interest and repay principal. If a Municipal Security that is rated investment grade at the time of investment is subsequently downgraded below that rating, the Fund will not be required to dispose of the security. This means that the Fund may continue to own and/or may invest in municipal securities the issuer of which is in default on its obligations to pay principal or interest thereon when due or that is involved in bankruptcy or insolvency proceedings or is otherwise experiencing other financial difficulties at the time of acquisition (such securities are commonly referred to as distressed securities). Distressed securities are speculative and involve substantial risks in addition to those associated with investing in below investment grade securities. The Fund generally will not receive interest payments on distressed securities, may incur costs to protect its investment, and may not be repaid principal on the distressed securities.

      Municipal Securities of below investment grade quality are predominately speculative with respect to an issuer's capacity to pay interest and repay principal when due, and, in comparison with investment grade securities, are additionally susceptible to default or decline in market value due to adverse economic, business or political events or other developments such as weather or earthquakes (so-called "event risk"). Such event risk would be heightened to the extent that the Fund invests a substantial amount of the below investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), in industrial development bonds, or in particular types of Municipal Securities (such as special tax and development bonds, private activity bonds or moral obligation bonds in a specific region or geographic locale) that are particularly exposed to specific types of adverse economic, business, political or other events. Also, to the extent that the rating assigned to a Municipal Security in the Fund's portfolio is downgraded by any NRSRO, the market price and liquidity of such security may be adversely affected. The market values for Municipal Securities of below investment grade quality tend to be volatile, and these securities are less liquid than investment grade quality Municipal Securities. For these reasons, an investment in the Fund, compared with a portfolio consisting solely of investment grade securities, may experience greater risk of loss due to default or declining credit quality; increased price sensitivity resulting from changing interest rates and/or a deteriorating economic environment or the impact of adverse issuer specific events that are more likely to affect the financial status of below investment grade issuers; and the risk that a negative perception of the below investment grade market could develop, resulting in the price and liquidity of below investment grade quality securities becoming depressed, possibly for a significant period of time.

REINVESTMENT RISK

      Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Common Share's market price or your overall returns. As the average maturity of the Fund's portfolio shortens, the Fund will reinvest in shorter maturity securities at market interest rates that may be lower than at the Fund's inception. As a result, the Fund's income and distributions may decline over the term of the Fund. The likelihood of this risk may increase as the Fund approaches its term.

EARNINGS RISK

      The Fund's limited term may cause it to invest in lower yielding securities or hold the proceeds of securities sold near the end of its term in cash or cash equivalents, which may adversely affect the performance of the Fund or the Fund's ability to maintain its dividend.

CALL RISK

      The Fund may invest in debt instruments that are subject to call risk. Debt instruments may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its debt instruments if they can be refinanced by issuing new instruments which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high-yielding debt instruments. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

TAX RISK

      The value of the Fund's investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from Municipal Securities in which the Fund will generally invest is normally not subject to regular federal income tax, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. This could in turn affect the Fund's NAV and ability to acquire and dispose of Municipal Securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

      Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all Municipal Securities (whenever issued) are included in "adjusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds). Under current law, a significant portion of the private activity bond market is comprised of AMT Bonds. The Fund may invest, under normal market conditions, up to 20% of the Fund's Managed Assets in AMT Bonds. See "The Fund's Investments--Portfolio Composition--Private Activity Bonds."

      The Fund will generally invest in Municipal Securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income under the regular federal income tax, and the Advisor will not independently verify that opinion. Subsequent to the Fund's acquisition of such a Municipal Security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. The Fund may also invest, under normal market conditions, up to 10% of the Fund's Managed Assets in taxable Municipal Securities.

      Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as "qualified dividend income"), and capital gain dividends will be subject to capital gains taxes. See "Tax Matters."

MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION RISK

      The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund's original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

INSURANCE RISK

      The Fund may purchase Municipal Securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for Municipal Securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers' capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured Municipal Security will typically be deemed to have the rating of its insurer, if the insurer of a Municipal Security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying Municipal Security will be more relevant and the value of the Municipal Security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a Municipal Security would decline and may not add any value. The insurance feature of a Municipal Security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.

INTEREST RATE SWAPS RISK

      The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on market conditions in general, the Fund's use of swaps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap could decline, and could result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings.

      Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap to offset any declines in the value of the Fund's portfolio assets being hedged.

      Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap, which in turn would depend on the general state of the market rates at that point in time, such a default could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

      The Fund intends to maintain, in a segregated account, cash or liquid securities having a value at least equal to the amount required to make payment on each of the Fund's swap transactions if the Fund were to exit its positions in such transactions immediately and was required to mark to market. See "Other Investment Policies and Techniques--Strategic Transactions--Interest Rate Swaps, Collars, Caps and Floors" in the SAI.

CREDIT DEFAULT SWAPS RISK

      Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap, it is exposed to many of the risks of associated with leverage since, if an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

      Although the Fund may seek to realize gains by selling credit default swaps that increase in value, to realize gains on selling credit default swaps, an active secondary market for such instruments must exist or the Fund must otherwise be able to close out these transactions at advantageous times. In addition to the risk of losses described above, if no such secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times, selling credit default swaps may not be profitable for the Fund.

      The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The Fund will be subject to credit risk with respect to the counterparties to the derivative contract (whether a clearing corporation in the case of a cleared credit default swap or another third party in the case of an uncleared credit default swap). If a counterparty's credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. See "Other Investment Policies and Techniques--Strategic Transactions--Credit Default Swap Agreements" in the SAI.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS RISK

      The Fund may buy and sell Municipal Securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. The Fund will either designate on its books or hold in a separate account of the Fund with its custodian cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment. The Fund may enter into contracts to purchase Municipal Securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within 60 days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because no interest accrues on the bonds prior to settlement and, because bonds are subject to market fluctuations, the value of the bonds at the time of delivery may be less (or more) than their cost.

OTHER INVESTMENT COMPANIES RISK

      The Fund may, subject to the limitations of the 1940 Act, invest in the securities of other investment companies. Such securities may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. Utilization of leverage is a speculative investment technique and involves certain risks. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.

      The Fund may invest in the securities of ETFs, to the extent permitted by law. Most ETFs are investment companies that aim to track or replicate a desired index, such as a sector, market or global segment. Most ETFs are passively managed and their shares are traded on a national exchange or the NASDAQ Stock Market. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF's investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations. ETF shares may trade at a premium or discount to their NAV. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange. Some ETFs are highly leveraged and therefore will expose the Fund to risks posed by leverage, including those discussed elsewhere in this prospectus.

ILLIQUID SECURITIES RISK

      The Fund may invest in securities and other instruments that, at the time of investment, are illiquid. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "1933 Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

POTENTIAL CONFLICTS OF INTEREST RISK

      First Trust Advisors and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust Advisors currently manages and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. As a result, First Trust Advisors and the Fund's portfolio managers may devote unequal time and attention to the management of the Fund and those other funds and accounts, and may not be able to formulate as complete a strategy or identify equally attractive investment opportunities as might be the case if they were to devote substantially more attention to the management of the Fund. First Trust Advisors and the Fund's portfolio managers may identify a limited investment opportunity that may be suitable for multiple funds and accounts, and the opportunity may be allocated among these several funds and accounts, which may limit the Fund's ability to take full advantage of the investment opportunity. Additionally, transaction orders may be aggregated for multiple accounts for purposes of execution, which may cause the price or brokerage costs to be less favorable to the Fund than if similar transactions were not being executed concurrently for other accounts. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and accounts. For example, a portfolio manager may determine that it would be in the interest of another account to sell a security that the Fund holds, potentially resulting in a decrease in the market value of the security held by the Fund.

      The portfolio managers may also engage in cross trades between funds and accounts, may select brokers or dealers to execute securities transactions based in part on brokerage and research services provided to First Trust Advisors which may not benefit all funds and accounts equally and may receive different amounts of financial or other benefits for managing different funds and accounts. Finally, First Trust Advisors or its affiliates may provide more services to some types of funds and accounts than others.

      There is no guarantee that the policies and procedures adopted by First Trust Advisors and the Fund will be able to identify or mitigate the conflicts of interest that arise between the Fund and any other investment funds or accounts that First Trust Advisors may manage or advise from time to time. For further information on potential conflicts of interest, see "Investment Advisor" in the SAI.

ANTI-TAKEOVER PROVISIONS

      The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust and By-Laws."

INFLATION AND DEFLATION RISK

      Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline.

      Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

RECENT MARKET CONDITIONS

      While the volatility and disruption that United States and global markets experienced for an extended period of time beginning in 2007 and 2008 has generally subsided, uncertainty and periods of volatility remain, and risks to a resumption of growth persist. The financial condition of the United States and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in a high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many investment companies, including to some extent the Fund. Conditions in the United States and global economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. The financial condition of federal, state and local governments may be sensitive to market events, which may, in turn, adversely affect the marketability of notes and bonds they issue. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, on August 5, 2011, S&P lowered its long-term sovereign credit rating on the U.S. federal government debt to "AA+" from "AAA." Moody's affirmed the Aaa long-term sovereign credit rating of the U.S. on November 21, 2011 while maintaining its negative outlook. The downgrade by S&P could increase volatility in both stock and bond markets, result in higher interest rates and higher U.S. Treasury yields and increase the costs of all kinds of debt. These events could have significant adverse effects on the economy generally.

MARKET DISRUPTION AND GEOPOLITICAL RISK

      The terrorist attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action throughout the world, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. A similar disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund's operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the Common Shares. Below investment grade securities tend to be more volatile than higher-rated securities so that these events and any actions resulting from them may have a greater impact on the prices and volatility of below investment grade securities than on higher-rated securities. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

SECONDARY MARKET FOR THE FUND'S COMMON SHARES

      The issuance of Common Shares through the Fund's dividend reinvestment plan may have an adverse effect on the secondary market for the Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's dividend reinvestment plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the dividend reinvestment plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the NYSE or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      General oversight of the duties performed by the Advisor is the responsibility of the Board of Trustees. There are five Trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the Trustees and executive officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Advisors serves as investment advisor or portfolio supervisor to investment portfolios with
approximately $    billion in assets which it managed or supervised as
of           , 2014.

      First Trust Advisors is responsible for the day-to-day management of the Fund's portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

      First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment advisor registered with the SEC under the Advisers Act. First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker-dealer services through their ownership interests. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of the Advisor. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

      Tom Futrell, CFA, and Johnathan N. Wilhelm will be responsible for implementing portfolio management decisions for the Fund.

      TOM FUTRELL, CFA
      SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

      Tom Futrell, CFA, joined First Trust Advisors in September, 2013 as Senior Vice President and Portfolio Manager and has over 25 years of experience in municipal bond portfolio management. Prior to joining First Trust Advisors, Mr. Futrell was a Senior Portfolio Manager for Municipal Bonds at Performance Trust Investment Advisors for two and one-half years and the Chief Investment Officer for Claymore Securities, Inc. for three years. Mr. Futrell also worked as a credit analyst with Nuveen Investments and worked in investment management at Nuveen Asset Management for 25 years. Mr. Futrell has a BA from Wheaton College and an MBA from Northern Illinois University. He also holds the FINRA Series 7, Series 24 and Series 66 licenses and the Chartered Financial Analyst designation.

      JOHNATHAN N. WILHELM
      SENIOR VICE PRESIDENT, PORTFOLIO MANAGER

      Mr. Johnathan N. Wilhelm joined First Trust Advisors in September, 2013 as Senior Vice President and Portfolio Manager for the First Trust Advisors Municipal Securities Team and has over 24 years of credit research and portfolio management experience in corporate and municipal securities. Prior to joining First Trust Advisors, Mr. Wilhelm was a Portfolio Manager for Municipal Bonds at Performance Trust Investment Advisors for two and one-half years and Senior Vice President and Portfolio Manager for Nuveen Investments for 11 years. Mr. Wilhelm has a BS in Business from Miami University of Ohio and his JD from DePaul University College of Law.

      For additional information concerning First Trust Advisors, including a description of the services provided and additional information about the Fund's portfolio managers, such as portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares, see "Investment Advisor" in the SAI.

INVESTMENT MANAGEMENT AGREEMENT

      Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust Advisors and the Fund, the Fund has agreed to pay for the services and facilities provided by First Trust Advisors an annual management fee, payable on a monthly basis, equal to % of the Fund's Managed Assets.

      In addition to the management fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with First Trust Advisors), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

      The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load) that exceed [.20]% (or $[.04] per Common Share) of the Fund's aggregate offering price.

      A discussion regarding the basis for approval by the Board of Trustees of the Fund's Investment Management Agreement with the Advisor will be available in
the Fund's [Annual/Semi-Annual] Report to Shareholders for the     ended       .

                                NET ASSET VALUE

      The Fund's NAV per share is determined as of the close of regular session trading (normally 4:00 p.m. eastern time) on each day the NYSE is open for business. Exceptions may occur in certain circumstances, such as when the NYSE is closed other than on normal closing days or when trading is restricted, or during emergencies, when it is not reasonably practicable for the Fund to calculate its NAV. NAV is calculated by taking the market value of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of Common Shares outstanding. The result, rounded to the nearest cent, is the NAV per share. All valuations are subject to review by the Board of Trustees or its designee.

      In determining the NAV of the Fund, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations, all as approved by the Board of Trustees. Independent pricing services typically value non-equity portfolio instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. In valuing Municipal Securities, the pricing services may also consider, among other factors, the yields or prices of Municipal Securities of comparable quality, type of issue, coupon, maturity and rating and the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. In pricing certain securities, particularly less liquid and lower quality securities, the pricing services may consider information about a security, its issuer or market activity provided by the Advisor.

      Readily marketable portfolio securities listed on the NYSE generally are valued at the last sale price as of the close of the NYSE on the business day as of which such value is determined, as provided by a pricing service. Readily marketable securities not listed on the NYSE but listed on other domestic exchanges are valued in a like manner except that Nasdaq Global Market ("Nasdaq") securities are valued using the Nasdaq official closing price for such securities. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is determined as of the close of the exchange representing the principal market for such securities, as provided by a pricing service.

      Generally, readily marketable securities traded in a U.S. over-the-counter
(OTC) market, including listed securities whose primary market is determined by the pricing service to be a U.S. OTC market, but excluding securities admitted to trading on the Nasdaq, are valued at the last reported sales price on the valuation date in the U.S. OTC market in which the security primarily trades, as provided by a pricing service.

      If a price cannot be obtained from a pricing service or other pre-approved source, or if the Advisor deems such price to be unreliable, or, if a significant event occurs after the close of the local market, but prior to the time in which the Fund's NAV is calculated, a portfolio instrument may be valued by the Fund at its fair value as determined in good faith by the Board of Trustees or its designee. As a general principle, the fair value of a portfolio instrument is the amount that an owner might reasonably expect to receive upon the instrument's current sale. A range of factors and analyses may be considered when determining fair value, including relevant market data, interest rates, credit considerations and/or issuer-specific news.

                                 DISTRIBUTIONS

      The Fund's present distribution policy, which may be changed at any time by the Board of Trustees, is to distribute monthly all or a portion of its net investment income to Common Shareholders. In addition, the Fund intends to distribute all or a portion of net long-term capital gains, if any, to Common Shareholders as long-term capital gain dividends at least annually. As explained more fully below in "Tax Matters," at least annually, the Fund may elect to retain rather than distribute all or a portion of any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) otherwise allocable to Common Shareholders and pay U.S. federal income tax on the retained gain. As provided under U.S. federal income tax law, Common Shareholders of record as of the end of the Fund's taxable year will include their attributable share of the retained gain in their income for the year as long-term capital gain, and will be entitled to a U.S. federal income tax credit for the U.S. federal income tax deemed paid on their behalf by the Fund. The Fund will include capital gains (whether distributed or retained) along with any U.S. federal income tax paid on retained gains in seeking to achieve its objective to return $[19.10] per share to Common Shareholders upon termination. Such retained income may constitute a portion of the liquidating distribution returned to investors on or about [June 30, 2024]. In addition, the Fund may make total distributions during a given calendar year in an amount that exceeds the Fund's net investment income and net realized long-term capital gains for that calendar year, in which case the excess would normally be treated by shareholders as return of capital for tax purposes.

      The Fund's initial distribution is expected to be declared approximately 30 to 60 days after the completion of this offering and paid approximately 60 to 90 days after the completion of this offering, depending on market conditions. Unless an election is made to receive dividends in cash, Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's dividend reinvestment plan. See "Dividend Reinvestment Plan."

      Subject to certain terms and conditions, the Fund is entitled to rely on an exemption granted to the Advisor by the SEC from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder (the "Exemptive Relief"). The Exemptive Relief generally permits the Fund, subject to such terms and conditions, to make distributions of long-term capital gains with respect to its Common Shares more frequently than would otherwise be permitted under the 1940 Act (generally once per taxable year). To rely on the Exemptive Relief, the Fund must comply with the terms and conditions therein, which, among other things, would require the Board of Trustees to approve the Fund's adoption of a distribution policy with respect to its Common Shares which calls for periodic distributions of an amount equal to a fixed percentage of the market price of the Common Shares at a particular point in time, or a fixed percentage of NAV per Common Share at a particular point in time, or a fixed amount per Common Share, any of which could be adjusted from time to time. Under such a distribution policy, it is possible that the Fund might distribute more than its income and net realized capital gains; therefore, distributions to shareholders may result in a return of capital. The Fund has no current intention to adopt such a distribution policy or implement the Exemptive Relief.

      The level distribution policies described above would result in the payment of approximately the same amount or percentage to Common Shareholders each month. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses the source or sources of the distributions. Thus, if the source of the dividend or other distribution were the original capital contribution of the Common Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Common Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit.

      Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio and the Fund's use of hedging. To permit the Fund to maintain a more stable monthly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's NAV and, correspondingly, distributions from undistributed income will decrease the Fund's NAV. Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."

                           DIVIDEND REINVESTMENT PLAN

      If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's dividend reinvestment plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares will be automatically reinvested by the Plan Agent, BNY Mellon Investment Servicing (US) Inc., in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by BNY Mellon Investment Servicing (US) Inc., as dividend paying agent.

      You are automatically enrolled in the Plan when you become a shareholder of the Fund. As a participant in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

      You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at [(800) 331-1710], in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

      The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

      There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open-market purchases.

      Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. See "Tax Matters."

      If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

      Neither the Fund nor the Plan Agent shall be liable with respect to the Plan for any act done in good faith or for any good faith omission to act, including, without limitation, any claim of liability: (i) arising out of failure to terminate any participant's account upon such participant's death prior to receipt of notice in writing of such death; and (ii) with respect to the prices at which Common Shares are purchased and sold for the participant's account and the times such purchases and sales are made.

      The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                             DESCRIPTION OF SHARES

COMMON SHARES

      The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of the holders of preferred shares of beneficial interest, if issued, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and non-assessable, subject to matters discussed in "Certain Provisions in the Declaration of Trust and By-Laws," and currently have no preemptive or conversion rights (except as may otherwise be determined by the Board of Trustees in its sole discretion) or rights to cumulative voting.

      The Fund intends to apply to list the Common Shares on the NYSE, subject to notice of issuance, under the symbol " ." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

      The NAV of the Common Shares will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Advisor has agreed to pay: (i) all organizational expenses; and (ii) all offering costs of the Fund (other than sales load) that exceed [0.20]% (or $[0.04] per Common Share) of the Fund's aggregate offering price. See "Use of Proceeds."

      Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and during other periods have traded at prices lower than NAV. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

OTHER SHARES

      As previously noted, the Fund will not leverage its capital structure by issuing senior securities, debt instruments or by borrowing. However, the Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. For additional information, see the SAI under "Description of Shares."

           CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

      Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund solely by reason of being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

      The Declaration of Trust generally requires a Common Shareholder vote only on those matters where the 1940 Act or the Fund's listing with an exchange require a Common Shareholder vote, but otherwise permits the Board of Trustees to take action without seeking the consent of Common Shareholders. For example, the Declaration of Trust gives the Board of Trustees broad authority to approve most reorganizations between the Fund and another entity, such as another closed-end fund, and the sale of all or substantially all of its assets without Common Shareholder approval if the 1940 Act would not require such approval. The Declaration of Trust further provides that the Board of Trustees may amend the Declaration of Trust in any respect without Common Shareholder approval. The Declaration of Trust, however, prohibits amendments that impair the exemption from personal liability granted in the Declaration of Trust to persons who are or have been shareholders, trustees, officers or employees of the Fund or that limit the rights to indemnification or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification under the Declaration of Trust prior to the amendment. The By-Laws may be amended only by action of the trustees. The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status.

      The number of trustees is currently five, but by action of two-thirds of the trustees, the number of trustees may from time to time be increased or decreased. Under the By-Laws, the Board of Trustees is divided into three classes of trustees serving staggered three year terms, with the terms of one class expiring at each annual meeting of shareholders. If the Fund issues preferred shares of beneficial interest, the Fund may establish a separate class for the trustees elected by the holders of the preferred shares of beneficial interest. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining trustees. Removal of a trustee requires either (a) a vote of two-thirds of the outstanding shares (or if the trustee was elected or appointed with respect to a particular class, two-thirds of the outstanding shares of such class), or (b) the action of at least two-thirds of the remaining trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. The provisions of the Declaration of Trust relating to the election and removal of trustees may be amended only by a vote of two-thirds of the trustees then in office.

      Generally, the Declaration of Trust requires a vote by holders of at least two-thirds of the Common Shares and preferred shares of beneficial interest, if any, voting together as a single class, except as described below and in the Declaration of Trust, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company, if required pursuant to the provisions of the 1940 Act; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (only in the limited circumstances where a vote by shareholders is otherwise required under the 1940 Act or the Declaration of Trust); (3) a sale, lease or exchange of all or substantially all of the Fund's assets (only in the limited circumstances where a vote by shareholders is otherwise required under the 1940 Act or the Declaration of Trust); or (4) certain transactions, such as a sale, lease or exchange of all or substantially all of the assets of the Fund, a merger or consolidation of the Fund or the issuance of securities of the Fund, in which a principal shareholder (as defined in the Declaration of Trust) is a party to the transaction. However, with respect to (1) above, if there are preferred shares of beneficial interest outstanding, the affirmative vote of the holders of two-thirds of the preferred shares of beneficial interest voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects preferred shares of beneficial interest, if any, then an affirmative vote of two-thirds of the preferred shares of beneficial interest voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then a Majority Shareholder Vote is required, provided that when only a particular class is affected, only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. See the SAI under "Certain Provisions in the Declaration of Trust and By-Laws."

      The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund.

      The Declaration of Trust also provides that prior to bringing a derivative action, a demand must first be made on the Board of Trustees by at least three unrelated shareholders that hold shares representing at least 5% of the voting power of the Fund or affected class. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees who are considered independent for the purposes of considering the demand have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Board of Trustees is required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Board of Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorney's fees. The Declaration of Trust also includes a forum selection clause requiring that any shareholder litigation be brought in certain courts in Illinois and further provides that any shareholder bringing an action against the Fund waive the right to trial by jury to the fullest extent permitted by law.

      The Declaration of Trust provides that the Fund in ordinary circumstances will terminate on or about [June 30, 2024]. The Board of Trustees may terminate the Fund prior to this date. The Declaration of Trust provides also that the Fund's term may be extended by the Board of Trustees, without a vote of Common Shareholders, for one period up to 1 year. The Fund's term may only be extended further than a 1 year period with a vote of Common Shareholders.

      Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

                STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                          AND CHANGE IN FUND STRUCTURE

CLOSED-END STRUCTURE

      Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

      However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from NAV, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to NAV. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its NAV, and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open-market repurchases or tender offers for the Common Shares at or near NAV or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to their NAV. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares that the closed-end structure is appropriate, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board of Trustees would vote to propose to shareholders that the Fund convert to an open-end investment company.

REPURCHASE OF COMMON SHARES AND TENDER OFFERS

      Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of Common Shareholders, the Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Board of Trustees will decide to engage in any of these actions. After any consideration of potential actions to seek to reduce any significant market discount, the Board of Trustees may, subject to its fiduciary obligations and compliance with applicable state and federal laws and the requirements of the principal stock exchange on which the Common Shares are listed, authorize the commencement of a share repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. The Fund may, subject to its investment limitation with respect to borrowings, incur debt to finance such repurchases or a tender offer or for other valid purposes. Interest on any such borrowings would increase the Fund's expenses and reduce the Fund's net income.

      There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their NAV. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and NAV that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of NAV for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

      Although repurchases or tender offers may have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the Managed Assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objectives, policies and portfolio, the Advisor does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

CONVERSION TO OPEN-END FUND

      The Fund may be converted to an open-end investment company at any time if approved by the holders of two-thirds of the Fund's shares outstanding and entitled to vote, provided that, unless otherwise required by law, if there are preferred shares of beneficial interest outstanding, the affirmative vote of the holders of two-thirds of the preferred shares of beneficial interest voting as a separate class shall also be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Board of Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange. The Board of Trustees believes, however, that the closed-end structure is appropriate, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board of Trustees would vote to propose to shareholders that the Fund convert to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge or contingent deferred sales charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but would intend to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is possible that new Common Shares would be sold at NAV plus a sales load.

                                  TAX MATTERS

      The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.

      A U.S. Common Shareholder means a person (other than a partnership) that is for U.S. federal income tax purposes (i) an individual citizen or resident of the United States, (ii) a corporation (or any other entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source or (iv) a trust if it (1) is subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) has a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

      The discussion below does not represent a detailed description of the federal income tax considerations relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, a partnership or other pass-through entity for U.S. federal income tax purposes, U.S. stockholders whose "functional currency" is not the U.S. dollar, tax-exempt organizations, a controlled foreign corporation or a passive foreign investment company, dealers in securities or currencies, traders in securities or commodities that elect mark-to-market treatment, or persons that will hold Common Shares as a position in a "straddle," "hedge" or as part of a "constructive sale" for federal income tax purposes.

      The discussions below and certain disclosure in the SAI provide general tax information related to an investment in the Common Shares. Because tax laws are complex and often change, you should consult your tax advisor about the tax consequences of an investment in the Fund. The following tax discussion assumes that you are a U.S. Common Shareholder and that you hold the Common Shares as a capital asset (generally, property held for investment).

      The Fund intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify as a RIC, the Fund must (i) derive at least 90% of its annual gross income from certain kinds of investment income; (ii) meet certain asset diversification requirements at the end of each quarter, and (iii) distribute in each taxable year at least 90% of its net investment income (including net interest income and net short term capital gain) and net tax-exempt income. As a RIC, the Fund is not expected to be subject to U.S. federal income tax to the extent that it distributes its investment company taxable income and net recognized capital gains. The Fund predominately invests in securities whose income is exempt from the regular U.S. federal income tax. Thus, substantially all of the Fund's dividends paid to you should qualify as "exempt-interest dividends." A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax. Federal income tax law imposes an alternative minimum tax with respect to corporations, individuals, trusts and estates. Interest on certain municipal obligations, such as certain private activity bonds, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Fund receives income from such municipal obligations, a portion of the dividends paid by the Fund, although exempt from regular federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the federal alternative minimum tax. The Fund will annually provide a report indicating the percentage of the Fund's income attributable to municipal obligations subject to the federal alternative minimum tax. Corporations are subject to special rules in calculating their federal alternative minimum taxable income with respect to interest from such municipal obligations.

      In addition to exempt-interest dividends, the Fund also may distribute to its shareholders amounts that are treated as long-term capital gain or ordinary income (which may include short-term capital gains). These distributions may be subject to federal, state and local taxation, depending on a shareholder's situation. Taxable distributions are taxable whether or not such distributions are reinvested in the Fund. Net capital gain distributions (the excess of net long-term capital gain over net short-term capital loss) are generally taxable at rates applicable to long-term capital gains regardless of how long a Common Shareholder has held his or her Common Shares. Long-term capital gains for noncorporate shareholders are currently taxable at a maximum rate of 20%. The maximum rate applicable to ordinary income of noncorporate shareholders is 39.6%. Also, certain noncorporate shareholders will be subject to an additional

3.8% tax on net investment income, which includes net capital gains. The Fund does not expect that any part of its distributions to shareholders from its investments will qualify for the dividends-received deduction available to corporate shareholders or as "qualified dividend income" to noncorporate shareholders.

      As a RIC, the Fund will not be subject to U.S. federal income tax in any taxable year provided that it meets certain distribution requirements. As described in "Distributions" above, the Fund may retain for investment some (or all) of its net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may report the retained amount as undistributed capital gains as part of its annual reporting to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount; (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any; and (iii) will be entitled to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of Common Shares owned by a Common Shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the Common Shareholder under clause (ii) of the preceding sentence.

      The Internal Revenue Service ("IRS") currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as exempt interest, ordinary income and capital gains). Accordingly, if the Fund issues preferred shares of beneficial interest, it will designate dividends made with respect to Common Shares and preferred shares of beneficial interest as consisting of particular types of income (e.g., exempt interest, net capital gain and ordinary income) in accordance with the proportionate share of each class in the total dividends paid by the Fund during the year.

      Dividends and other taxable distributions declared by the Fund in October, November or December to shareholders of record on a specified date in such month and paid during the following January will be treated as having been received by shareholders on December 31 of the year the distributions were declared.

      Each Common Shareholder will receive an annual statement summarizing the Common Shareholder's dividend and capital gains distributions (including net capital gains credited to the Common Shareholder but retained by the Fund) after the close of the Fund's taxable year.

      The redemption, sale or exchange of Common Shares normally will result in capital gain or loss to Common Shareholders. Generally a Common Shareholder's gain or loss will be long-term capital gain or loss if the Common Shares have been held for more than one year. Present law taxes both long-term and short-term capital gains of corporations at the same rates applicable to ordinary income. For noncorporate taxpayers, long-term capital gains are currently taxed at a maximum rate of 20%, while short-term capital gains and other ordinary income are currently taxed at ordinary income rates. The maximum rate applicable to ordinary income of noncorporate shareholders is 39.6%. An additional 3.8% tax may apply to certain noncorporate shareholders' taxable distributions and to any capital gains. Any loss on the sale of shares that have been held for six months or less will be disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares, unless the shares are of a RIC that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis. If a shareholder sells or otherwise disposes of shares before holding them for more than six months, any loss on the sale or disposition will be treated as a long-term capital loss to the extent of any net capital gain distributions received by the shareholder on such share. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent those shares of the Fund are replaced by other substantially identical shares of the Fund or other substantially identical stock or securities (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the original shares. In that event, the basis of the replacement shares of the Fund will be adjusted to reflect the disallowed loss.

      Any interest on indebtedness incurred or continued to purchase or carry the Fund's shares to which exempt-interest dividends are allocated is not deductible by shareholders. Under certain applicable rules, the purchase or ownership of shares may be considered to have been made with borrowed funds even though such funds are not directly used for the purchase or ownership of the shares. In addition, if you receive Social Security or certain railroad retirement benefits, you may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.

      If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify as a RIC and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

      The Fund may hold or acquire municipal obligations that are market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary taxable income to the extent of the accrued market discount.

      As with all investment companies, the Fund may be required to "backup" withhold U.S. federal income tax at a rate of 28% from all taxable distributions payable to Common Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if the Common Shareholders have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability, provided the required information is timely furnished to the IRS.

      The Fund may invest in other securities the U.S. federal income tax treatment of which is uncertain or subject to recharacterization by the IRS. To the extent the tax treatment of such securities or their income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.

      Common Shareholders may be subject to state, local and foreign taxes on their Fund distributions. Common Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                  UNDERWRITERS

      Under the terms and subject to the conditions in an underwriting agreement dated the date of this prospectus, the Underwriters named below, for whom are acting as representatives (collectively, the "Representatives"), have severally agreed to purchase, and the Fund has agreed to sell to them, the number of Common Shares indicated below.


                                                                    NUMBER OF
     UNDERWRITER                                                  COMMON SHARES


     ..........................................................
     ..........................................................
     ..........................................................
     ..........................................................
     ..........................................................
                                                                   -----------
     Total.....................................................
                                                                   ===========

      The Underwriters are offering the Common Shares subject to their acceptance of the shares from the Fund and subject to prior sale. The underwriting agreement provides that the obligations of the several Underwriters to pay for and accept delivery of the Common Shares offered by this prospectus are subject to the approval of certain legal matters by their counsel and to certain other conditions. The Underwriters are obligated to take and pay for all of the Common Shares offered by this prospectus if any such shares are taken. However, the Underwriters are not required to take or pay for the Common Shares covered by the Underwriters' over-allotment option described below.

      The Underwriters initially propose to offer part of the Common Shares directly to the public at the public offering price listed on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $ per Common Share under the public offering price. The underwriting discounts and commissions (sales load) of $[0.90] per Common Share are equal to [4.50]% of the public offering price. Investors must pay for
any Common Shares purchased on or before      , 2014.

      The Fund has granted to the Underwriters an option, exercisable for 45
days from the date of this prospectus, to purchase up to      additional Common
Shares at the public offering price listed on the cover page of this prospectus, less underwriting discounts and commissions. The Underwriters may exercise this option solely for the purpose of covering over-allotments, if any, made in connection with the offering of the Common Shares offered by this prospectus. To the extent the option is exercised, each Underwriter will become obligated, subject to certain conditions, to purchase about the same percentage of the additional Common Shares as the number listed next to the Underwriter's name in the preceding table bears to the total number of Common Shares listed next to the names of all Underwriters in the preceding table.

      The following table shows the per share and total public offering price, underwriting discounts and commissions (sales load), estimated offering expenses and proceeds, after expenses, to the Fund. These amounts are shown assuming both no exercise and full exercise of the Underwriters' option to purchase up to an additional Common Shares.

                                                                                                              TOTAL
                                                                                                ---------------------------------

                                                                                PER SHARE          NO EXERCISE    FULL EXERCISE
                                                                                ---------          -----------    -------------
  Public offering price..................................................       $[20.00]                 $              $
  Sales load.............................................................       $[0.90]                  $              $
  Estimated offering expenses............................................       $[0.04]                  $              $
  Proceeds, after expenses, to the Fund .................................       $[19.06]                 $              $

      Offering expenses paid by the Fund (other than the sales load) will not exceed $[0.04] per Common Share sold by the Fund in this offering. If the offering expenses referred to in the preceding sentence exceed this amount, the Advisor will pay the excess. See "Summary of Fund Expenses."

      The fees to certain Underwriters described below under "--Additional Compensation to Be Paid by the Advisor" are not reimbursable to the Advisor by the Fund, and are therefore not reflected in expenses payable by the Fund.

      The Underwriters have informed the Fund that they do not intend sales to discretionary accounts to exceed 5% of the total number of Common Shares offered by them.

      The Fund intends to apply to list the Common Shares on the NYSE, subject
to notice of issuance, under the symbol "    ."

      The Fund has agreed that, without the prior written consent of the Representatives on behalf of the Underwriters, it will not, during the period ending 180 days after the date of this prospectus (the "restricted period"):

      o offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any Common Shares or any securities convertible into or exercisable or exchangeable for Common Shares;

      o file any registration statement with the SEC relating to the offering of any Common Shares or any securities convertible into or exercisable or exchangeable for Common Shares; or

      o enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Common Shares;

whether any such transaction described above is to be settled by delivery of Common Shares or such other securities, in cash or otherwise.

      The restrictions described in the immediately preceding paragraph do not apply to:

      o   the sale of Common Shares to the Underwriters; or

      o   any Common Shares issued pursuant to the Plan.

      The restricted period described in the preceding paragraph will be extended if:

      o during the last 17 days of the restricted period, the Fund issues an earnings release or a material news event relating to the Fund occurs, or

      o prior to the expiration of the restricted period, the Fund announces that it will release earnings results during the 16-day period beginning on the last day of the restricted period or provides notification to the Representatives of any earnings release or material news or material event that may give rise to an extension of the initial restricted period, in which case the restrictions described in the preceding paragraph will continue to apply until the expiration of the 18-day period beginning on the issuance of the earnings release or the occurrence of the material news or material event.

      The Representatives, in their sole discretion, may release the Common Shares and other securities subject to the lock-up agreements described above in whole or in part at any time with or without notice.

      In order to facilitate the offering of Common Shares, the Underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the Common Shares. Specifically, the Underwriters may sell more Common Shares than they are obligated to purchase under the underwriting agreement, creating a short position. A short sale is covered if the short position is no greater than the number of Common Shares available for purchase by the Underwriters under the over-allotment option. The Underwriters can close out a covered short sale by exercising the over-allotment option or purchasing Common Shares in the open market. In determining the source of Common Shares to close out a covered short sale, the Underwriters will consider, among other things, the open-market price of the Common Shares compared to the price available under the over-allotment option. The Underwriters may also sell Common Shares in excess of the over-allotment option, creating a naked short position. The Underwriters must close out any naked short position by purchasing Common Shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of the Common Shares in the open market after pricing that could adversely affect investors who purchase in this offering. As an additional means of facilitating the offering, the Underwriters may bid for, and purchase, Common Shares in the open market to stabilize the price of the Common Shares. Finally, the underwriting syndicate may also reclaim selling concessions allowed to an Underwriter or a dealer for distributing the Common Shares in the offering. These activities may raise or maintain the market price of the Common Shares above independent market levels or prevent or retard a decline in the market price of the Common Shares. The Underwriters are not required to engage in these activities, and may end any of these activities at any time.

      The Fund, the Advisor and the Underwriters have agreed to indemnify each other against certain liabilities, including liabilities under the 1933 Act.

      A prospectus in electronic format may be made available on websites maintained by one or more Underwriters, or selling group members, if any, participating in this offering. The Representatives may agree to allocate a number of Common Shares to Underwriters for sale to their online brokerage account holders. Internet distributions will be allocated by the Representatives to Underwriters that may make Internet distributions on the same basis as other allocations.

      Prior to this offering, there has been no public market for the Common Shares. The initial public offering price for the Common Shares was determined by negotiation among the Fund, the Advisor and the Representatives. There can be no assurance, however, that the price at which the Common Shares trade after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering.

      In connection with the requirements for listing the Common Shares on the NYSE, the Underwriters have undertaken to sell lots of 100 or more shares to a minimum of 400 beneficial owners in the United States. The minimum investment requirement is 100 Common Shares.

      Prior to the public offering of Common Shares, an affiliate of the Advisor will purchase Common Shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

      The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to act as Underwriters and, subject to certain restrictions, may act as such brokers while they act as Underwriters.

      The Underwriters and their respective affiliates are full service financial institutions engaged in various activities, which may include securities trading, commercial and investment banking, financial advisory, investment management, principal investment, hedging, financing and brokerage activities. Certain of the Underwriters or their respective affiliates from time to time have provided in the past, and may provide in the future, investment banking, securities trading, hedging, brokerage activities, commercial lending and financial advisory services to the Fund, its affiliates and the Advisor in the ordinary course of business, for which they have received, and may receive, customary fees and expenses.

      No action has been taken in any jurisdiction (except in the United States) that would permit a public offering of the Common Shares, or the possession, circulation or distribution of this prospectus or any other material relating to the Fund or the Common Shares in any jurisdiction where action for that purpose is required. Accordingly, the Common Shares may not be offered or sold, directly or indirectly, and neither this prospectus nor any other offering material or advertisements in connection with the Common Shares may be distributed or published, in or from any country or jurisdiction except in compliance with the applicable rules and regulations of any such country or jurisdiction.

         The principal business address of               is              .


ADDITIONAL COMPENSATION TO BE PAID BY THE ADVISOR

      The Advisor (and not the Fund) has agreed to pay         , from their own
assets, upfront structuring and syndication fees in the amount of $        for
advice relating to the design and structuring of the Fund, including without limitation, views from an investor market, distribution and syndication perspective on (i) diversification, proportion and concentration approaches for the Fund's investments in light of current market conditions, (ii) marketing issues with respect to the Fund's investment policies and proposed investments,
(iii) the proportion of the Fund's assets to invest in the Fund's strategies,
(iv) the overall marketing and positioning thesis for the offering of the Common Shares, (v) securing participants in the Fund's initial public offering, (vi) preparation of marketing and diligence materials for Underwriters, (vii) conveying information and market updates to the Underwriters, and (viii) coordinating syndicate orders in this offering. If the over-allotment option is
not exercised, the upfront structuring and syndication fees paid to         will
not exceed    % of the total public offering price of the Common Shares. These
services provided by           to the Advisor are unrelated to their respective
functions of advising the Fund as to its investments in securities or use of investment strategies and investment techniques. These fees are not reimbursable to the Advisor by the Fund.

      The Advisor (and not the Fund) has agreed to pay         , from their own
assets, an upfront structuring fee for advice relating to the structure, design and organization of the Fund as well as services related to the sale and
distribution of the Common Shares in the amount of $     . If the over-allotment
option is not exercised, the upfront structuring fee paid to          will not
exceed     % of the total public offering price of the Common Shares. These
services provided by           to the Advisor are unrelated to their respective
functions of advising the Fund as to its investments in securities or use of investment strategies and investment techniques. This fee is not reimbursable to the Advisor by the Fund.

      The amount of these structuring and syndication fees are calculated based on the total respective sales of Common Shares by these Underwriters, including those Common Shares included in the Underwriters' over-allotment option, and will be paid regardless of whether some or all of the over-allotment option is exercised.

      The Advisor (and not the Fund) may pay certain other qualifying Underwriters a structuring fee, a sales incentive fee or additional compensation in connection with this offering.

      Total underwriting compensation determined in accordance with Financial Industry Regulatory Authority, Inc. ("FINRA") rules is summarized as follows. The sales load the Fund will pay of $[0.90] per share is equal to [4.50]% of the total public offering price of the Common Shares. The Fund has agreed to reimburse the Underwriters for the reasonable fees and disbursements of counsel to the Underwriters in connection with the review by FINRA of the terms of the
sale of the Common Shares in an amount not to exceed $       in the aggregate,
which amount will not exceed    % of the total public offering price of the
Common Shares if the over-allotment option is not exercised. The sum total of all compensation to the Underwriters in connection with this public offering of the Common Shares, including sales load, expense reimbursement and all forms of syndication and structuring fee payments to the Underwriters, will not
exceed     % of the total public offering price of the Common Shares.

          CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      The custodian of the assets of the Fund is The Bank of New York Mellon, One Wall Street, New York, New York 10286. The Fund's transfer, shareholder services and dividend paying agent is BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809. Pursuant to an administration and accounting services agreement, BNY Mellon Investment Servicing (US) Inc. also provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for these services, the Fund has agreed to pay BNY Mellon Investment Servicing (US) Inc. an annual fee, calculated daily and payable on a monthly basis, of % of the Fund's first $ million of average Managed Assets, subject to decrease with respect to additional Fund Managed Assets.

                                 LEGAL OPINIONS

      Certain legal matters in connection with the Common Shares will be passed
upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois.          advised
the Underwriters in connection with the offering of the Common Shares. Chapman
and Cutler LLP and             may rely as to certain matters of Massachusetts
law on the opinion of Bingham McCutchen LLP.

         TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page

Investment Objectives.........................................................1
Investment Restrictions.......................................................1
Investment Policies and Techniques............................................4
Additional Information About the Fund's Investments and Investment Risks......6
Other Investment Policies and Techniques.....................................12
Management of the Fund.......................................................30
Investment Advisor...........................................................40
Proxy Voting Policies and Procedures.........................................44
Portfolio Transactions and Brokerage.........................................45
Description of Shares........................................................47
Certain Provisions in the Declaration of Trust and By-Laws...................49
Repurchase of Fund Shares; Conversion to Open-End Fund.......................52
Tax Matters..................................................................54
Performance Related and Comparative Information..............................60
Independent Registered Public Accounting Firm................................62
Custodian, Administrator, Fund Accountant and Transfer Agent.................62
Additional Information.......................................................63
Report of Independent Registered Public Accounting Firm......................64
Statement of Assets and Liabilities..........................................65
Appendix A--Ratings of Investments..........................................A-1

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








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








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



================================================================================





                                            SHARES

                     FIRST TRUST MUNICIPAL INCOME TERM FUND

                                 COMMON SHARES
                               $[20.00] PER SHARE






                              -------------------
                              P R O S P E C T U S

                                           , 2014
                              -------------------






      Until , 2014 (25 days after the date of this prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.

================================================================================

The information in this Statement of Additional Information is not complete and may be changed. We may not sell securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.



                 SUBJECT TO COMPLETION, DATED JANUARY 29, 2014

                     FIRST TRUST MUNICIPAL INCOME TERM FUND
                      STATEMENT OF ADDITIONAL INFORMATION


      First Trust Municipal Income Term Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

      This Statement of Additional Information relating to the common shares of beneficial interest of the Fund (the "Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Prospectus prior to purchasing such Common Shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You also may obtain a copy of the Prospectus on the Securities and Exchange Commission's ("SEC") website (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

      This Statement of Additional Information is dated           .

                               TABLE OF CONTENTS

                                                                            PAGE

INVESTMENT OBJECTIVES.........................................................1

INVESTMENT RESTRICTIONS.......................................................1

INVESTMENT POLICIES AND TECHNIQUES............................................4

ADDITIONAL INFORMATION ABOUT THE TRUST'S INVESTMENTS AND INVESTMENT
     RISKS....................................................................6

OTHER INVESTMENT POLICIES AND TECHNIQUES.....................................12

MANAGEMENT OF THE TRUST......................................................30

INVESTMENT ADVISOR...........................................................40

PROXY VOTING POLICIES AND PROCEDURES.........................................44

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................45

DESCRIPTION OF SHARES........................................................47

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS...................49

REPURCHASE OF TRUST SHARES; CONVERSION TO OPEN-END FUND......................52

TAX MATTERS..................................................................54

PERFORMANCE RELATED AND COMPARATIVE INFORMATION..............................60

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................62

CUSTODIAN, ADMINISTRATOR, TRUST ACCOUNTANT AND TRANSFER AGENT................62

ADDITIONAL INFORMATION.......................................................63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................64

STATEMENT OF ASSETS AND LIABILITIES..........................................65



APPENDIX A   --   Ratings of Investments....................................A-1

                             INVESTMENT OBJECTIVES

         The Fund's investments objectives are

            o to provide current income exempt from regular federal income tax, with an equal emphasis on long-term capital appreciation; and

            o to return $[19.10] per common share (the original net asset value ("NAV") per common share before deducting offering costs of $[ ] per share) to holders of the Fund's Common Shares ("Common Shareholders") on or about [June 30, 2024] (the "Termination Date").

      The Fund will seek to achieve its investment objectives by primarily investing in municipal debt securities and other related investments that pay interest that is exempt from regular federal income tax (collectively, "Municipal Securities"). In selecting Municipal Securities, the Advisor (as defined below) will seek to identify Municipal Securities that offer attractive tax exempt yields and/or are undervalued. The Fund seeks to return $[19.10] per share to Common Shareholders on or about the Termination Date by utilizing a range of portfolio and cash flow management techniques, which includes actively managing the portfolio's maturity profile such that the weighted average maturity of the portfolio systematically declines over time. The Fund may invest in Municipal Securities of any maturity and anticipates that the weighted average maturity of its portfolio will initially be between [7 and 15] years. The Fund also will seek to maintain, under normal market conditions, a diversified portfolio of securities that has an average weighted investment grade credit quality.

      There can be no assurance that the Fund will meet its investment objectives or that the Fund's investment strategies will be successful.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

      As a fundamental policy, under normal market conditions, the Fund will invest at least 80% of its Managed Assets in Municipal Securities. In addition, the Fund, as a fundamental policy, may not:

             (1) Issue senior securities, as defined in the Investment Company Act of 1940, as amended, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction
      (2) set forth below;

             (2) Borrow money, except as permitted by the Investment Company Act of 1940, as amended, the rules thereunder and interpretations thereof or pursuant to a Securities and Exchange Commission exemptive order;

             (3) Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities;

             (4) Purchase or sell real estate, but this shall not prevent the Fund from investing in Municipal Securities secured by real estate or interests therein and the Fund may hold and sell any real estate or mortgages on real estate acquired in connection with its investments in portfolio securities;

             (5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or derivative instruments or from investing in securities or other instruments backed by physical commodities);

             (6) Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of securities in accordance with its investment objectives, policies and limitations;

             (7) Concentrate (invest 25% or more of total assets) the Fund's investments in any one industry, except that such limitation shall not apply to Municipal Securities other than those Municipal Securities backed only by the assets and revenues of non-governmental issuers; or

             (8) With respect to 75% of the value of the Fund's total assets, purchase any securities if, as a result, more than 5% of the Fund's total assets would then be invested in securities of a single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the Investment Company Act of 1940, as amended), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation.

      Under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is permitted to incur borrowings and/or issue series of notes or other senior securities in an amount up to 33-1/3% (or such other percentage to the extent permitted by the 1940 Act) of its total assets (including the amount borrowed) less all liabilities other than borrowings. However, as set forth in the Prospectus, the Fund does not currently intend to issue senior securities, including preferred shares of beneficial interest, debt instruments or by borrowing. The Fund may borrow for temporary, emergency or other purposes as otherwise permitted by the 1940 Act.

      For purposes of applying the limitation set forth in subparagraph (7) above, securities of the U.S. government, its agencies or instrumentalities, and tax-exempt securities backed by the credit of a governmental entity are not considered to represent industries.

      For purposes of applying the limitation set forth in subparagraph (8) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a Municipal Security is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such Municipal Security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in Municipal Securities insured by any given insurer.

      Under the 1940 Act, the Fund may invest only up to 10% of its total assets in the aggregate in shares of other investment companies and only up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Fund will bear its ratable share of that investment company's expenses, and will also remain subject to payment of the Fund's advisory fees and other expenses with respect to assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

      The Fund's investment objectives are considered fundamental and may not be changed without the approval of the holders of a "majority of the outstanding voting securities" of the Fund, which includes Common Shares and preferred shares of beneficial interest, if any, voting together as a single class, and the holders of the outstanding preferred shares of beneficial interest, if any, voting as a single class. The remainder of the Fund's investment policies other than the Fund's fundamental investment policies listed above are considered non-fundamental and may be changed by the Board of Trustees of the Fund (the "Board of Trustees") without the approval of the holders of a "majority of the outstanding voting securities," provided that the holders of the voting securities of the Fund receive at least 60 days prior written notice of any change. When used with respect to particular shares of the Fund, a "majority of the outstanding voting securities" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

NON-FUNDAMENTAL INVESTMENT POLICIES

      In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental investment policies, which may be changed by the Board of Trustees as described above:

      o The Fund may, under normal market conditions, invest up to 10% of its Managed Assets in taxable Municipal Securities and up to 20% of its Managed Assets in AMT Bonds.

      o The Fund may not, under normal market conditions, invest more than 30% of its Managed Assets in Municipal Securities in any one sector.

      o The Fund may not, under normal market conditions, invest more than 20% of its Managed Assets in derivative instruments used other than for hedging purposes.

      o The Fund may, under normal market conditions, invest up to 35% of its Managed Assets in Municipal Securities that, at the time of investment, are rated below investment grade quality or that are unrated by any NRSRO but judged to be of comparable quality by the Advisor.

      o The Fund may, under normal market conditions, invest up to 15% of its Managed Assets in securities and other instruments that, at the time of investment, are illiquid.

      o The Fund may, under normal market conditions, invest up to 10% of its Managed Assets in distressed Municipal Securities, which are Municipal Securities that are currently in default and not expected to pay the current coupon.

                       INVESTMENT POLICIES AND TECHNIQUES

      The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Prospectus.

      Temporary Investments and Defensive Position. During the period where the net proceeds of this offering of Common Shares are being invested or during periods in which the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its net assets in cash, cash equivalents or other securities. The Advisor's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so generally will occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objectives.

      Cash and cash equivalents are defined to include, without limitation, the following:

             (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit

      Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

             (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

             (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund's policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Advisor monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Advisor does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a NRSRO and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

             (5) The Fund may invest in bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.

    ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND INVESTMENT RISKS

MUNICIPAL SECURITIES

      Municipal Securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. Certain types of Municipal Securities are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal Securities include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating-rate. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. Municipal Securities also include trust certificates representing interests in Municipal Securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

      In general, there are three categories of Municipal Securities, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified
Section 501(c)(3) bonds" or refunding of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

      Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all Municipal Securities (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

      The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

      Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution. Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time. Investing in revenue bonds may involve (without limitation) the risks described below.

      Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

      Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

      Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport's service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

      Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments and they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, industrial development bonds are sensitive to the risk of a slowdown in the economy.

      Electric utilities face problems related to or arising from financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, achieving timely and adequate rate relief from regulatory commissions, and the effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

      Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

      The obligations of any person or entity to pay the principal of and interest on a Municipal Security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that, as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer's ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a Municipal Security may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving Municipal Securities which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any Municipal Security or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the Advisor (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the Fund's investment. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

      Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to Municipal Security issuers could produce varying results among the states or among Municipal Security issuers within a state.

These uncertainties could have a significant impact on the prices of the Municipal Securities in which the Fund invests. There could be economic, business or political developments or court decisions that adversely affect all Muncipal Securities in the same sector. Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect Municipal Securities in the same sector. As the similarity in issuers of Municpial Securities held by the Fund increases, the potential for fluctuations in the Fund's share price also may increase.

      The secondary market for some Municipal Securities issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded Municipal Securities. No established resale market exists for certain of the Municipal Securities in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Trsut may be unable to dispose of these Municipal Securities at times when it would otherwise wish to do so at the prices at which they are valued.

      Municipal Securities that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Advisor to be of investment grade quality for purposes of the Fund's investment policies. In the case of a defaulted obligation, the Fund may incur additional expenses seeking recovery of its investment.

      The yields on Municipal Securities depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Securities which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the NAV of the Fund will be affected by such changes.

SHORT-TERM TAX-EXEMPT FIXED INCOME SECURITIES

      Short-term tax-exempt fixed income securities are securities that are exempt from regular federal income tax and mature within three years or less from the date of issuance. Short-term tax-exempt fixed income securities are defined to include, without limitation, the following:

   1. Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

   2. Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

   3. Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

   4. Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

   5. Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

   6. Tax-Exempt Commercial Paper ("municipal paper") represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities on municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

      Certain Municipal Securities may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market indices.

      While the various types of notes described above as a group represent the major portion of the tax-exempt note market, other types of notes are available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

STRATEGIC TRANSACTIONS

      The Fund may, but is not required to, enter into various hedging and strategic transactions to seek to (i) to facilitate portfolio management; (ii) mitigate risks, including, without limitation, interest rate and credit risks; and/or (iii) earn income. Certain of these hedging and strategic transactions involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors, collars or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments and other similar transactions which may be developed in the future to the extent the Advisor determines that they are consistent with the Fund's investment objectives and policies and applicable regulatory requirements. Collectively, all of the above are referred to as "Strategic Transactions."

      Strategic Transactions, if any, generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. The transfer of risk may be complete or partial, and may be for the life of the related asset or for a shorter period. Strategic Transactions may provide the Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio.

      The Fund may seek to use Strategic Transactions as a portfolio management or hedging technique to generate income, protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Certain Strategic Transactions may provide investment leverage to the Fund's portfolio. Market conditions will determine whether and in what circumstances the Fund would employ any of these hedging and strategic techniques. The Fund will incur brokerage and other costs in connection with its Strategic Transactions. No assurance can be given that these practices will achieve the desired result. The successful utilization of Strategic Transactions requires skills different from those needed in the selection of the Fund's portfolio securities.

      Hedging Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of securities in which the portfolio securities are quoted or denominated. Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" recognized but unrealized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities.

      Options on Securities and Securities Indices. The Fund may purchase and write (sell) call and put options on securities and securities indices. These options may be listed on securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of the portfolio securities and against increases in the cost of securities to be acquired.

      Writing Covered Options. The Fund may write (or sell) covered call and put options on the securities held in the Fund's portfolio. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

      All call and put options written by the Fund are covered. A written call option or put option may be covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

      The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

      Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

      The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

      The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

      The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time and, for some options, no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

      Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Advisor will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Board of Trustees.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

      The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Advisor's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Futures Contracts. The Fund may purchase and sell futures contracts based on various securities (such as U.S. government securities) and securities indices and any other financial instruments and indices and purchase and write call and put options on these futures contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. The Fund will not enter into futures contracts which are prohibited under the Commodity Exchange Act and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument.

      Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. Margin is the amount of funds equal to a specified percentage of the current market value of the contract that must be deposited by the Fund with its custodian in the name of the futures commodities merchant in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

      In entering into futures contracts, the Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position. On other occasions, the Fund may take a "long" position by purchasing futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it affects anticipated purchases.

      Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract and the Fund may not be able to realize a gain in the value of its future position or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or, if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

      While futures contracts on securities will usually be liquidated through offsetting transactions prior to the settlement date, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. Some futures contracts are settled by physical delivery of the underlying financial instrument. For example, at the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs. Other futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract. Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract.

      If, in the opinion of the Advisor, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Advisor will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

      Margin Requirements for Futures Contracts and Associated Risks. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open futures contract. The Fund expects to earn interest income on its margin deposits.

      Because of the low margin deposits required, futures contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contracts were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

      Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

      The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

      The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

      Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging or for other purposes as permitted by the CFTC. These purposes may include using futures and options on futures as a substitute for the purchase or sale of securities to increase or reduce exposure to particular markets. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund generally will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

      Risks Associated with Futures Contracts and Options on Futures Contracts. While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

      Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, on another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, the value of a position in security futures contracts could be affected if trading is halted in either the futures contract or the underlying security. In certain circumstances such as during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price and, thus, expose the Fund to a potential loss. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances, such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market. Commodity exchanges also may establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

      Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

      As further discussed in this Statement of Additional Information, transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

      Swap Agreements. The Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

      Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

      Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

      Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.

      Interest Rate Swaps, Collars, Caps and Floors. In order to hedge the value of the Fund's portfolio against fluctuations in the market value of interest rates or to enhance the Fund's income, the Fund may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the Fund enters into these transactions, the Fund expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to manage the Fund's interest rate exposure on any debt securities. The Fund intends to use these transactions primarily as a hedge. However, the Fund also may invest in interest rate swaps to enhance income or to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The Fund is not required to hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any hedging strategies it uses will work.

      In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of an obligation to make fixed rate payments for an obligation to make floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

      The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The Fund will not sell uncovered interest rate caps or floors. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund may also engage in interest rate collars, which is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

      In circumstances in which the Advisor anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

      Depending on whether the Fund would be entitled to receive net payments from the counterparty on a swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares. If the Fund fails to maintain any required asset coverage ratios in connection with any use by the Fund of leverage, the Fund may be required to redeem or prepay some or all of the leverage. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund.

      Buying interest rate caps could enhance the performance of the Common Shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount of interest the Fund would have been required to pay had it not entered into the cap agreement.

      Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset any declines in the value of the Fund's portfolio assets being hedged. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of the market rates at that point in time, such a default could negatively impact the performance of the Common Shares.

      The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Advisor's ability to predict correctly the direction and extent of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above may benefit the Fund, if the Advisor's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions.

      Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade by at least one NRSRO at the time of entering into such transaction or whose creditworthiness is believed by the Advisor to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's right as a creditor. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Advisor believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps.

      Credit Derivatives. The Fund also may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Advisor is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. Credit derivative transaction exposure may be attained through the use of derivatives and through credit default swap transactions and credit linked securities, as discussed below.

      Credit Default Swap Agreements. The Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

      Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into swap agreements only with counterparties who are rated investment grade by at least one NRSRO at the time of entering into such transaction or whose creditworthiness is believed by the Advisor to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap agreement it is exposed to the risks of leverage since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

      Asset Coverage and Asset Segregation. The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

      A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will be required to segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will be required to segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

      To the extent these hedging transactions are entered into for good-faith risk management purposes, the Advisor and the Fund believe these obligations would not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis (i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap contract will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each swap. Accordingly, the Fund would not treat swaps as senior securities.

      General Limitations on Futures and Options Transactions. The CFTC has recently adopted rule amendments which require operators of registered investment companies to either limit such investment companies' use of futures, options on futures and swaps or submit to dual regulation by the CFTC and the SEC. These amendments limit transactions in commodity futures, commodity option contracts and swaps for non-hedging purposes by either (a) limiting the aggregate initial margin and premiums required to establish non-hedging commodities positions to not more than 5% of the liquidation value of the Fund's portfolio after taking into account unrealized profits and losses on any such contract or (b) limiting the aggregate net notional value of non-hedging commodities positions to not more than 100% of the liquidation value of the Fund's portfolio after taking into account unrealized profits and losses on such positions. In the event that the Fund's investments in such instruments exceed one of these thresholds, the Advisor may be required to register as a commodity pool operator ("CPO") with the CFTC. In the event the Advisor is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the Fund and the Fund may incur additional expenses as a result of the CFTC's regulatory requirements. The Advisor has claimed an exclusion from the definition of a CPO with respect to the Fund under the amended rules. If, in the future, the Advisor is not able to rely on an exclusion from the definition of CPO, it will register as a CPO with respect to the Fund. The Fund reserves the right to engage in transactions involving futures, options thereon and swaps to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies.

      Risks and Special Considerations Concerning Strategic Transactions. In addition to the risks described above, the use of Strategic Transactions involves certain general risks and considerations, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default and insolvency of the other party to the transaction; and illiquidity of the derivative instruments. Certain of the Strategic Transactions in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments.

      Furthermore, the ability to successfully use Strategic Transactions depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions to generate income, for hedging, for interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. In addition, there may be situations in which the Advisor elects not to use Strategic Transactions that result in losses greater than if they had been used. Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's Strategic Transactions are not otherwise available to the Fund for investment purposes.

      With respect to some of its derivative positions, if any, the Fund may segregate an amount of cash, cash equivalents or liquid securities on the Fund's records in an amount equal to the face value of those positions. The Fund also may offset derivatives positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under any such transactions (e.g., through offsetting positions), certain types of these transactions will be treated as senior securities representing leverage for purposes of the requirements under the 1940 Act; and therefore, the Fund may not enter into any such transactions if the Fund's leverage would thereby exceed the limits of the 1940 Act. In addition, to the extent that any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged. The foregoing risks concerning Strategic Transactions are more fully described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Advisor's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance the Advisor's judgment in this respect will be accurate. Consequently, the use of derivatives for hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

             (2) Credit/Counterparty Risk. Credit risk is the risk that a loss is sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Advisor's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Advisor's judgment in this respect will be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter ("OTC") transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

      In addition to these risks, the derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, the implementation of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") may impact the availability, liquidity and cost of Strategic Transactions, including potentially limiting or restricting the ability of the Fund to use certain Strategic Transactions or certain counterparties as a part of its investment strategy, increasing the costs of using these Strategic Transactions or making them less effective. The SEC has also indicated that it may adopt new policies on the use of Strategic Transactions by registered investment companies. Such policies could affect the nature and extent of Strategic Transactions entered into by the Fund. See "Legislation Risk" below.

OVER-THE-COUNTER MARKET RISK

      The Fund may invest in over-the-counter securities. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter security is less than the volume of trading in a listed security. This means that the depth of market liquidity of some securities in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a security, it might have to offer the securities at a discount from recent prices, or sell the securities in small lots over an extended period of time.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15-45 days of the trade date. On such transactions, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. Beginning on the date the Fund enters into a commitment to purchase securities on a when-issued or delayed delivery basis, the Fund is required under rules of the SEC to maintain in a separate account liquid assets, consisting of cash, cash equivalents or liquid securities having a market value at all times of at least equal to the amount of the commitment. Income generated by any such assets which provide taxable income for U.S. federal income tax purposes is includable in the taxable income of the Fund. The Fund may enter into contracts to purchase securities on a forward basis (i.e., where settlement will occur more than 60 days from the date of the transaction) only to the extent that the Fund specifically collateralizes such obligations with a security that is expected to be called or mature within sixty days before or after the settlement date of the forward transaction. The commitment to purchase securities on a when-issued, delayed delivery or forward basis may involve an element of risk because at the time of delivery the market value may be less than cost.

REPURCHASE AGREEMENTS

      As temporary investments, the Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisor, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold, but the Fund may incur a loss if the value of the collateral declines, and may incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Fund will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

LENDING OF PORTFOLIO SECURITIES

      Although it is not the Fund's current intention, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities, if, in the Advisor's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.


LEGISLATION RISK

      At any time after the date of this Statement of Additional Information, legislation may be enacted that could negatively affect the assets of the Fund or the issuers of such assets. Changing approaches to regulation may have a negative impact on entities in which the Fund invests. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the issuers of the assets held in the Fund to achieve their goals, and hence, for the Fund to achieve its investment objectives.

PORTFOLIO TRADING AND TURNOVER RATE

      Portfolio trading will be undertaken as determined by the Advisor. There are no limits on the rate of portfolio turnover and the Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 40% under normal circumstances, but may be higher or lower in certain periods. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may also result in the Fund's recognition of gains that will increase the Fund's tax liability and thereby lower the after-tax dividends of the Fund. A high portfolio turnover may also increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a taxable dividend to the Common Shareholders. See "Tax Matters" in the Prospectus and in this Statement of Additional Information.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the Investment Management Agreement is the responsibility of the Board of Trustees. There are five trustees of the Fund (each, a "Trustee", or collectively, the "Trustees"), one of whom is an "interested person" (as the term is defined in the 1940 Act) ("Interested Trustee") and four of whom are Trustees who are not officers or employees of First Trust Advisors L.P. ("First Trust Advisors" or the "Advisor"), which is the investment advisor to the Fund, or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Fund's officers and hire the Fund's investment advisor and other service providers. The Board of Trustees is divided into three classes:
Class I, Class II and Class III. In connection with the organization of the Fund, each Trustee has been elected for one initial term, the length of which depends on the class, as more fully described below. Subsequently, the Trustees in each class will be elected to serve for a term expiring at the third succeeding annual shareholder meeting subsequent to their election at an annual meeting, in each case until their respective successors are duly elected and qualified, as described below. Mr. Bowen is an Interested Trustee due to his position as Chief Executive Officer of First Trust Advisors. The officers of the Fund manage the day-to-day operations and are responsible to the Board of Trustees. The officers of the Fund serve indefinite terms. The following is a list of the Trustees and executive officers of the Fund and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                     TERM OF OFFICE(2)                            THE FIRST TRUST        OTHER
                                                       AND YEAR FIRST       PRINCIPAL OCCUPATIONS  FUND COMPLEX      DIRECTORSHIPS
  NAME, ADDRESS AND DATE OF       POSITION AND           ELECTED OR           DURING THE PAST 5     OVERSEEN BY         HELD BY
            BIRTH              OFFICES WITH FUND         APPOINTED                  YEARS             TRUSTEE           TRUSTEE

Trustee who is an Interested
Person of the Fund
----------------------------

James A. Bowen(1)              Chairman of the     o [Class III](3)(4)      Chief Executive       ___ Portfolios   None
120 East Liberty Drive,        Board and Trustee                            Officer (December
  Suite 400                                                                 2010 to Present),
Wheaton, IL 60187                                  o 2014                   President (until
D.O.B.: 09/55                                                               December 2010),
                                                                            First Trust Advisors
                                                                            L.P. and First Trust
                                                                            Portfolios L.P.;
                                                                            Chairman of the
                                                                            Board of Directors,
                                                                            BondWave LLC
                                                                            (Software
                                                                            Development
                                                                            Company/Investment
                                                                            Advisor) and
                                                                            Stonebridge Advisors
                                                                            LLC  (Investment
                                                                            Advisor)

Independent Trustees
----------------------------

Richard E. Erickson            Trustee             o [Class II](3)(4)       Physician;            ___ Portfolios   None
c/o First Trust Advisors L.P.                                               President, Wheaton
120 East Liberty Drive,                                                     Orthopedics;
  Suite 400                                        o 2014                   Co-owner and
Wheaton, IL 60187                                                           Co-Director (January
D.O.B.: 04/51                                                               1996 to May 2007),
                                                                            Sports Med Center
                                                                            for Fitness; Limited
                                                                            Partner, Gundersen
                                                                            Real Estate Limited
                                                                            Partnership; Member,
                                                                            Sportsmed LLC

Thomas R. Kadlec               Trustee             o [Class II](3)(4)       President (March      ___ Portfolios   Director of ADM
c/o First Trust Advisors L.P.                                               2010 to Present),                      Investor
120 East Liberty Drive,                            o 2014                   Senior Vice                            Services, Inc.;
  Suite 400                                                                 President and                          ADM Investor
Wheaton, IL 60187                                                           Chief Financial                        Services
D.O.B.: 11/57                                                               Officer (May 2007                      International;
                                                                            to March 2010),                        and ADM
                                                                            Vice President                         Investor
                                                                            and Chief Financial                    Services Hong
                                                                            Officer (1990 to                       Kong Ltd.
                                                                            May 2007), ADM
                                                                            Investor Services,
                                                                            Inc. (Futures
                                                                            Commission Merchant)

Robert F. Keith                Trustee             o [Class I](3)(4)        President (2003 to    ___ Portfolios   Director of
c/o First Trust Advisors L.P.                                               Present), Hibs                         Trust Company
120 East Liberty Drive,                            o 2014                   Enterprises                            of Illinois
  Suite 400                                                                 (Financial and
Wheaton, IL 60187                                                           Management
D.O.B.: 11/56                                                               Consulting)


                                       31


                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                     TERM OF OFFICE(2)                            THE FIRST TRUST        OTHER
                                                       AND YEAR FIRST       PRINCIPAL OCCUPATIONS  FUND COMPLEX      DIRECTORSHIPS
  NAME, ADDRESS AND DATE OF       POSITION AND           ELECTED OR           DURING THE PAST 5     OVERSEEN BY         HELD BY
            BIRTH              OFFICES WITH FUND         APPOINTED                  YEARS             TRUSTEE           TRUSTEE

Niel B. Nielson                Trustee             o [Class III](3)(4)      President and Chief   ___ Portfolios   Director of
c/o First Trust Advisors L.P.                                               Executive Officer                      Covenant
120 East Liberty Drive,                            o 2014                   (July 2012 to                          Transport Inc.
  Suite 400                                                                 Present), Dew
Wheaton, IL 60187                                                           Learning LLC
D.O.B.: 03/54                                                               (Educational
                                                                            Products and
                                                                            Services); President
                                                                            (June 2002 to June
                                                                            2012), Covenant
                                                                            College

Officers of the Trust
----------------------------

Mark R. Bradley                President and       o Indefinite term        Chief Financial       N/A              N/A
120 East Liberty Drive,        Chief Executive                              Officer and Chief
  Suite 400                    Officer                                      Operating Officer
Wheaton, IL 60187                                  o 2013                   (December 2010 to
D.O.B.: 11/57                                                               Present), First
                                                                            Trust Advisors L.P.
                                                                            and First Trust
                                                                            Portfolios L.P.;
                                                                            Chief Financial
                                                                            Officer, BondWave
                                                                            LLC (Software
                                                                            Development
                                                                            Company/Investment
                                                                            Advisor) and
                                                                            Stonebridge Advisors
                                                                            LLC (Investment
                                                                            Advisor)

James M. Dykas                 Treasurer, Chief    o Indefinite term        Controller (January   N/A              N/A
120 East Liberty Drive         Financial Officer                            2011 to Present),
  Suite 400                    and Chief           o 2013                   Senior Vice
Wheaton, IL 60187              Accounting Officer                           President (April
D.O.B.: 01/66                                                               2007 to Present),
                                                                            First Trust Advisors
                                                                            L.P. and First Trust
                                                                            Portfolios L.P.

Christopher Fallow             Vice President      o Indefinite term        Assistant Vice        N/A              N/A
120 East Liberty Drive                                                      President (August
  Suite 400                                        o 2013                   2006 to Present),
Wheaton, IL 60187                                                           First Trust Advisors
D.O.B.: 04/79                                                               L.P. and First Trust
                                                                            Portfolios L.P.

W. Scott Jardine               Secretary and       o Indefinite term        General Counsel,      N/A              N/A
120 East Liberty Drive         Chief Legal                                  First Trust
  Suite 400                    Officer             o 2013                   Advisors L.P.,
Wheaton, IL 60187                                                           First Trust
D.O.B.: 05/60                                                               Portfolios L.P. and
                                                                            BondWave LLC (August
                                                                            2009 to Present)
                                                                            (Software Development
                                                                            Company/Investment
                                                                            Advisor); Secretary
                                                                            of Stonebridge
                                                                            Advisors LLC
                                                                            (Investment Advisor)

Daniel J. Lindquist            Vice President      o Indefinite term        Senior Vice           N/A              N/A
120 East Liberty Drive                                                      President (September
  Suite 400                                        o 2013                   2005 to Present),
Wheaton, IL 60187                                                           First Trust Advisors
D.O.B.: 02/70                                                               L.P. and First Trust
                                                                            Portfolios L.P.


                                       32


                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                     TERM OF OFFICE(2)                            THE FIRST TRUST        OTHER
                                                       AND YEAR FIRST       PRINCIPAL OCCUPATIONS  FUND COMPLEX      DIRECTORSHIPS
  NAME, ADDRESS AND DATE OF       POSITION AND           ELECTED OR           DURING THE PAST 5     OVERSEEN BY         HELD BY
            BIRTH              OFFICES WITH FUND         APPOINTED                  YEARS             TRUSTEE           TRUSTEE

Kristi A. Maher                Assistant           o Indefinite term        Deputy General        N/A              N/A
120 East Liberty Drive         Secretary and                                Counsel (May 2007 to
  Suite 400                    Chief Compliance    o 2013                   Present), First
Wheaton, IL 60187              Officer                                      Trust Advisors L.P.
D.O.B.: 12/66                                                               and First Trust
                                                                            Portfolios L.P.

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position as Chief Executive Officer of First Trust Advisors, investment advisor of the Fund.
(2)   Officer positions with the Fund have an indefinite term.
(3) After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:
      - Class I Trustee[s] serves an initial term until the [third] annual shareholder meeting subsequent to his election called for the purpose of electing Trustees.
      - Class II Trustees serve an initial term until the [first] succeeding annual shareholder meeting called for the purpose of electing Trustees.
      - Class III Trustees serve an initial term until the [second] succeeding annual shareholder meeting called for the purpose of electing Trustees.
(4)   Each Trustee has served in such capacity since the Fund's inception.

      Unitary Board Leadership Structure

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Fund; First Trust Series Fund, First Trust Variable Insurance Trust and First Defined Portfolio Fund, LLC, open-end funds with portfolios advised by First Trust Advisors; First Trust Intermediate Duration Preferred & Income Fund, First Trust Energy Infrastructure Fund, First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust MLP and Energy Income Fund and [First Trust New Opportunities MLP & Energy Fund], closed-end funds advised by First Trust Advisors; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with portfolios advised by First Trust Advisors (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios L.P. or their affiliates. Mr. Bowen serves as the Chairman of the Board of each Fund in the First Trust Fund Complex. The officers of the Fund listed above hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Fund.

      The same five persons serve as Trustees on the Fund's Board of Trustees and on the boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. In addition, all of the First Trust closed-end funds are managed by the Advisor and all but one of the First Trust closed-end funds employ common service providers for custody, fund accounting, administration and transfer agency that provide substantially similar services to these closed-end funds pursuant to substantially similar contractual arrangements. Because of the similar and often overlapping issues facing the First Trust Funds, including the Fund, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board, the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the business of the First Trust Funds.

      Annually, the Board of Trustees will review its governance structure and the committee structures, their performance and functions and any processes that would enhance board governance over the business of the First Trust Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board of Trustees has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the service providers of the First Trust Funds, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three-year term or until his successor is selected. Thomas R. Kadlec currently serves as the Lead Independent Trustee.

      The Board of Trustees has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. Since the Fund's organizational meeting, the Board of Trustees of the First Trust Fund Complex and its committees has held meeting during the current fiscal year. The Board of Trustees and its committees will meet throughout the year to oversee the activities of the Fund, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all board and committee meetings (other than meetings of the Executive Committee). Generally, the Board of

Trustees acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three Committee Chairmen and the Lead Independent Trustee rotate every three years in serving as Chairmen of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the Board of Trustees are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-Laws. The members of the Executive Committee also serve as a special committee of the Board of Trustees known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board of Trustees in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such Common Shares are to be sold, approval of the final terms of the underwriting agreement, and approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Mr. Kadlec, Mr. Keith and Mr. Bowen are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee, and each is an Independent Trustee who is also an "independent director" within the meaning of the listing standards of the NYSE. The Nominating and Governance Committee operates under a written charter adopted and approved by the Board of Trustees, a copy of which is available on the Fund's website at http://www.ftportfolios.com. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Nominating and Governance Committee will not consider new trustee candidates who are 72 years of age or older or will turn 72 years old during the initial term. When a vacancy on the Board of Trustees of the Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth;
(iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the

Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board of Trustees or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

      The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Erickson, Kadlec, Keith and Nielson, all of whom are "independent" as defined in the listing standards of the NYSE, serve on the Audit Committee. Messrs. Kadlec and Keith each has been determined to qualify as an "Audit Committee Financial Expert" as such term is defined in Form N-CSR.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk, including oversight of the Advisor, is performed primarily at the board level in conjunction with the Advisor's investment oversight group and the Fund's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Advisor and its operations and processes. The Board of Trustees reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor the Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing services and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost-effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this Statement of Additional Information, that each Trustee should serve as a trustee.

      Independent Trustees. Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of the First Trust Funds since 1999. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007), Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) and Chairman of the
Audit Committee (January 2012 - 2013) of the First Trust Funds. Mr. Erickson currently serves as Chairman of the Nominating and Governance Committee of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust closed-end fund since its inception. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 -
2009), Chairman of the Audit Committee (2010 - 2011) and Chairman of the Nominating and Governance Committee (2012 - 2013). Mr. Kadlec currently serves as Lead Independent Trustee and is on the Executive Committee of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services Company and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division into Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009), Chairman of the Nominating and Governance Committee (2010 - 2011) and Lead Independent Trustee (2012 - 2013) of the First Trust Funds. Mr. Keith currently serves as the Chairman of the Valuation Committee and is on the Executive Committee of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as President and Chief Executive Officer of Dew Learning LLC (a global provider of digital and on-line educational products and services) since 2012. Mr. Nielson formerly served as President of Covenant College (2002 - 2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 - 1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009), Lead Independent Trustee (2010 - 2011) and Chairman of the Valuation Committee (2012
- 2013) of the First Trust Funds. Mr. Nielson currently serves as the Chairman of the Audit Committee.

      Interested Trustee. James A. Bowen is the Chairman of the Board of the First Trust Funds and Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P., and until January 23, 2012, also served as President and Chief Executive Officer of the First Trust Funds. Mr. Bowen also serves on the Executive Committee. He has over 27 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of the First Trust Funds since 1999.

      As described above, the Board of Trustees is divided into three classes and, in connection with the organization of the Fund, Trustees were elected for an initial term. The Class I Trustee will serve until the [third] succeeding annual meeting subsequent to his initial election; Class II Trustees will serve until the [first] succeeding annual meeting subsequent to their initial election; and Class III Trustees will serve until the [second] succeeding annual meeting subsequent to their initial election. At each annual meeting, the Trustees chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Trustees whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting subsequent to their election, in each case until their respective successors are duly elected and qualified. Holders of any preferred shares of beneficial interest, if any, will be entitled to elect a majority of the Fund's Trustees under certain circumstances.

      Each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

      Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings. The officers and "Interested Trustee" receive no compensation from the Fund for acting in such capacities.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Fund projected during the Fund's first full fiscal year to each of the Independent Trustees and the estimated total compensation to be paid to each of the Independent Trustees by the First Trust Fund Complex for the calendar year ended
       . The Fund has no retirement or pension plans. The officers and the Trustee who is an "interested person" as designated above serve without any compensation from the Fund. The Fund's officers are compensated by First Trust Advisors.

                                                                              ESTIMATED TOTAL COMPENSATION
                                             ESTIMATED COMPENSATION               FROM THE FIRST TRUST
 NAME OF TRUSTEE                                FROM THE FUND(1)                     ND COMPLEX(2)
 Richard E. Erickson                                   $                                   $
 Thomas R. Kadlec                                      $                                   $
 Robert F. Keith                                       $                                   $
 Niel B. Nielson                                       $                                   $

--------------------
(1) The compensation estimated to be paid by the Fund to the Independent Trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the Fund and the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Fund and the First Trust Series Fund, the First Trust Variable Insurance Trust and the First Defined Portfolio Fund, LLC,
      open-end funds (with    portfolios), the First Trust Exchange-Traded Fund,
      First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds, plus estimated compensation to be paid to these Trustees by the First Trust Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust Energy Income and Growth Fund, the First Trust Enhanced Equity Income Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust Mortgage Income Fund, the First Trust Strategic High Income Fund II, the

      First Trust/Aberdeen Emerging Opportunity Fund, the First Trust Specialty Finance and Financial Opportunities Fund, the First Trust Dividend and Income Fund, the First Trust High Income Long/Short Fund, the First Trust Energy Infrastructure Fund, the First Trust MLP and Energy Income Fund, the First Trust Intermediate Duration Preferred & Income Fund [and the First Trust New Opportunities MLP & Energy Fund].

      As of the date of this Statement of Additional Information, the Fund has no employees. The shareholders of the Fund will be asked to vote on the election of Trustees for a three-year term at the next annual meeting of shareholders.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by
the Trustees in the First Trust Fund Complex as of        . Because the Fund
recently commenced operations, the Trustees did not own any securities of the Fund as of the Fund's inception or as of the date of this Statement of Additional Information:

                                                                              AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN
                                            DOLLAR RANGE OF              ALL REGISTERED INVESTMENT COMPANIES
                                           EQUITY SECURITIES                 OVERSEEN BY TRUSTEE IN THE
TRUSTEE                                       IN THE FUND                     FIRST TRUST FUND COMPLEX
Interested Trustee
James A. Bowen                                   None                            $[50,001 - $100,000]
Independent Trustee
Richard E. Erickson                              None                            [Over $100,000]
Thomas R. Kadlec                                 None                            [Over $100,000]
Robert F. Keith                                  None                            [Over $100,000]
Niel B. Nielson                                  None                            [Over $100,000]

      As of        , the Independent Trustees of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

      As of the date of this Statement of Additional Information, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of the Fund.

                               INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust Advisors serves as investment advisor or portfolio supervisor to investment portfolios
with approximately $   billion in assets which it managed or supervised as
of        . As investment advisor, First Trust Advisors will, among other things, manage the investment and reinvestment of the Fund's assets, monitor the Fund's investments and comply with the stated investment objectives, policies and restrictions of the Fund. First Trust Advisors also provides the Fund with professional investment supervision and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions.

      First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment advisor registered with the SEC under the Investment Advisers Act of 1940 (the "Advisers Act"). First Trust Advisors has one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their ownership interests. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of the Advisor. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

      First Trust Advisors is advisor or sub-advisor to    mutual funds,
    exchange-traded funds consisting of     series and     closed-end funds
(including the Fund) and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. First Trust Portfolios L.P. specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios L.P., an Illinois limited partnership formed in 1991, took over the First Trust product line and acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. The First Trust product line commenced with the first insured unit investment trust in 1974, and to date, more than $[200] billion in gross assets have been deposited in First Trust Portfolios L.P. unit investment trusts.

      Tom Futrell, CFA, and Johnathan N. Wilhelm will be responsible for implementing portfolio management decisions for the Fund.

      TOM FUTRELL, CFA Senior Vice President, Portfolio Manager

      Tom Futrell, CFA, joined First Trust Advisors in September, 2013 as Senior Vice President and Portfolio Manager and has over 25 years of experience in municipal bond portfolio management. Prior to joining First Trust Advisors, Mr. Futrell was a Senior Portfolio Manager for Municipal Bonds at Performance Trust Investment Advisors for two and one-half years and the Chief Investment Officer for Claymore Securities, Inc. for three years. Mr. Futrell also worked as a credit analyst with Nuveen Investments and worked in investment management at Nuveen Asset Management for 25 years. Mr. Futrell has a BA from Wheaton College and an MBA from Northern Illinois University. He also holds the FINRA Series 7, Series 24 and Series 66 licenses and the Chartered Financial Analyst designation.

      JOHNATHAN N. WILHELM Senior Vice President, Portfolio Manager

      Mr. Johnathan N. Wilhelm joined First Trust Advisors in September, 2013 as Senior Vice President and Portfolio Manager for the First Trust Advisors Municipal Securities Team and has over 24 years of credit research and portfolio management experience in corporate and municipal securities. Prior to joining First Trust Advisors, Mr. Wilhelm was a Portfolio Manager for Municipal Bonds at

Performance Trust Investment Advisors for two and one-half years and Senior Vice President and Portfolio Manager for Nuveen Investments for 11 years. Mr. Wilhelm has a BS in Business from Miami University of Ohio and his JD from DePaul University College of Law.

--------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                             AS OF
--------------------------------------------------------------------------------------------------------------------------------
                                          REGISTERED                        OTHER POOLED
                       REGISTERED         INVESTMENT                         INVESTMENT
                       INVESTMENT          COMPANIES                          VEHICLES                          OTHER ACCOUNTS
                       COMPANIES          SUBJECT TO       OTHER POOLED      SUBJECT TO                           SUBJECT TO
   PORTFOLIO        (OTHER THAN THE    PERFORMANCE-BASED    INVESTMENT    PERFORMANCE-BASED                    PERFORMANCE-BASED
    MANAGER              FUND)           ADVISORY FEES       VEHICLES       ADVISORY FEES     OTHER ACCOUNTS    ADVISORY FEES
-----------------  ------------------  -----------------   -------------  -----------------  ----------------  -----------------
Tom Futrell        Number:             Number:             Number:        Number:            Number:           Number:
                   Assets: $           Assets: $           Assets: $      Assets: $          Assets: $         Assets: $
-----------------  ------------------  --------------      -------------  ----------------   ----------------  -----------------
Johnathan N.       Number:             Number:             Number:        Number:            Number:           Number:
Wilhelm            Assets: $           Assets: $           Assets: $      Assets: $          Assets: $         Assets: $
-----------------  ------------------  --------------      -------------  ----------------   ----------------  -----------------

      As shown in the table above, certain portfolio managers may manage other accounts. Fees earned by the Advisor may vary among these accounts. These factors could create conflicts of interest if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for other accounts that may adversely impact the value of securities held by the Fund. However, the Advisor believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Advisor has adopted trade allocation procedures requiring that all clients will be treated fairly and equitably and no one client will receive over time preferential treatment over another.

      Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the Advisor or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Advisor may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Board of Trustees that the benefits from association with the Advisor outweigh any disadvantages that may arise from exposure to simultaneous transactions.

      As of           , First Trust Advisors establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm's pre-tax profits is paid annually to the firm's employees based upon an individual's performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm's professional employees. Every First Trust Advisor employee participates in the bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. There is no difference between the method used in determining the portfolio managers' compensation with respect to the Fund and the other accounts they manage.

      At           , none of the portfolio managers beneficially owned (as
determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act")) any Common Shares of the Fund. After completion of the initial Fund offering, the portfolio managers may purchase Common Shares for their personal accounts.

      The Advisor, subject to the Board of Trustees' supervision, provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for managing the investments and reinvestments of the Fund's assets in accordance with the Fund's investment objectives, policies and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees. The Advisor further agrees to conform to all applicable laws and regulations of the SEC in all material respects and to conduct its activities under the Investment Management Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Advisor will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration of Trust and By-Laws, and the stated investment objectives, policies and restrictions of the Fund. The Advisor is responsible for effecting all security transactions for the Fund's assets.

      First Trust Advisors acts as investment advisor to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Independent Trustees, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by a majority vote of the outstanding voting securities of the Fund or by the Board of Trustees (accompanied by appropriate notice), and will terminate automatically upon its assignment. The Investment Management Agreement may also be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Advisor, or any officer or director of the Advisor, has taken any action which results in a breach of the material covenants of the Advisor set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if the recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

      The Investment Management Agreement between the Advisor and the Fund has been approved by the Board of Trustees, including a majority of the Independent Trustees, and the sole shareholder of the Fund. Information regarding the Board of Trustees' approval of the Investment Management Agreement will be available
in the Fund's [semi-annual/annual] report for the        period ended          .
Pursuant to the Investment Management Agreement, the Fund has agreed to pay for the services and facilities provided by the Advisor an annual management fee,
payable on a monthly basis, equal to     % of the Fund's Managed Assets. For
purposes of calculation of the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's leverage, if any), minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares of beneficial interest, if any, and accrued liabilities (other than debt representing leverage). As set forth in the Prospectus, the Fund does not currently intend to use structural leverage or issue preferred shares of beneficial interest.

      In addition to the fee of the Advisor, the Fund pays all other costs and expenses of its operations. The costs and expenses paid by the Fund include: compensation of its Trustees (other than the Trustee affiliated with the Advisor), custodian, transfer agent, administrative, accounting and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

CODES OF ETHICS

      The Fund and the Advisor have each adopted a code of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The codes of ethics are available on the EDGAR Database on the SEC's website (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best interests of the Fund.

      A senior member of the Advisor is responsible for oversight of the Fund's proxy voting process. The Advisor has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Advisor on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. The Advisor reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, the Advisor may not vote in accordance with the ISS recommendations when the Advisor believes that specific ISS recommendations are not in the best economic interest of the Fund. If the Advisor manages the assets of a company or its pension plan and any of the Advisor's clients hold any securities in that company, the Advisor will vote proxies relating to that company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests the Advisor to follow specific voting guidelines or additional guidelines, the Advisor will review the request and inform the client only if the Advisor is not able to follow the client's request.

      The Advisor has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Advisor's general voting policies.

      Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 621-1675; (ii) on the Fund's website at http://www.ftportfolios.com; and (iii) by accessing the SEC's website at http://www.sec.gov.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to the supervision of the Board of Trustees, the Advisor shall have authority and discretion to select brokers and dealers to execute transactions initiated by the Advisor and to select the market in which the transactions will be executed. In placing orders for the sale and purchase of securities for the Fund, the Advisor's primary responsibility shall be to seek the best execution of orders at the most favorable prices. However, this responsibility shall not obligate the Advisor to solicit competitive bids for each transaction or to seek the lowest available commission cost to the Fund, so long as the Advisor reasonably believes that the broker or dealer selected by it can be expected to obtain a "best execution" market price on the particular transaction and determines in good faith that the commission cost is reasonable in relation to the value of the brokerage and research services (within the meaning of Section 28(e)(3) of the 1934 Act) provided by such broker or dealer to the Advisor, viewed in terms of either that particular transaction or of the overall responsibilities with respect to its clients, including the Fund, as to which the Advisor exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

      The Advisor's objective in selecting brokers and dealers and in effecting portfolio transactions is to seek to obtain the best combination of price and execution with respect to its clients' portfolio transactions. Steps associated with seeking best execution include, but are not limited to, the following: (i) determine each client's trading requirements; (ii) select appropriate trading methods, venues and agents to execute the trades under the circumstances; (iii) evaluate market liquidity of each security and take appropriate steps to avoid excessive market impact; (iv) maintain client confidentiality and proprietary information inherent in the decision to trade; and (v) review the results on a periodic basis.

      In arranging for the purchase and sale of clients' portfolio securities, the Advisor takes numerous factors into consideration. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but a number of other judgmental factors are considered as they are deemed relevant. The factors include, but are not limited to: the execution capabilities required by the transactions; the ability and willingness of the broker or dealer to facilitate the accounts' portfolio transactions by participating therein for its own account; the importance to the account of speed, efficiency and confidentiality; the broker or dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold; the reputation and perceived soundness of the broker or dealer; the Advisor's knowledge of negotiated commission rates and spreads currently available; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities as well as the reputation and perceived soundness of the broker-dealer selected and others which are considered; the Advisor's knowledge of actual or apparent operational problems of any broker-dealer; the broker-dealer's execution services rendered on a continuing basis and in other transactions; the reasonableness of spreads or commissions; as well as other matters relevant to the selection of a broker or dealer for portfolio transactions for any account. The Advisor does not adhere to any rigid formula in making the selection of the applicable broker or dealer for portfolio transactions, but weighs a combination of the preceding factors.

      When buying or selling securities in dealer markets, the Advisor generally prefers to deal directly with market makers in the securities. The Advisor will typically effect these trades on a "net" basis, and will not pay the market maker any commission, commission equivalent or markup/markdown other than the "spread." Usually, the market maker profits from the "spread," that is, the difference between the price paid (or received) by the Advisor and the price received (or paid) by the market maker in trades with other broker-dealers or other customers.

      The Advisor may use Electronic Communications Networks ("ECN") or Alternative Trading Systems ("ATS") to effect such over-the-counter trades for equity securities when, in the Advisor's judgment, the use of an ECN or ATS may result in equal or more favorable overall executions for the transactions.

      Portfolio transactions for each client account will generally be completed independently, except when the Advisor is in the position of buying or selling the same security for a number of clients at approximately the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to avoid having clients receive different prices for the same security on the same day, the Advisor endeavors, when possible, to use an "averaging" procedure.

      Under this procedure, purchases or sales of a particular security for clients' accounts will at times be combined or "batched" with purchases or sales for other advisory clients by the Advisor unless the client has expressly directed otherwise. Such batched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution or reducing overall commission charges. In such cases, the price shown on confirmations of clients' purchases or sales will be the average execution price on all of the purchases and sales that are aggregated for this purpose.

      The Advisor may also consider the following when deciding on allocations:
(i) cash flow changes (including available cash, redemptions, exchanges, capital additions and capital withdrawals) may provide a basis to deviate from a pre-established allocation as long as it does not result in an unfair advantage to specific accounts or types of accounts over time; (ii) accounts with specialized investment objectives or restrictions emphasizing investment in a specific category of securities may be given priority over other accounts in allocating such securities; and (iii) for bond trades, street convention and good delivery often dictate the minimum size and par amounts and may result in deviations from pro rata distribution.

                             DESCRIPTION OF SHARES

COMMON SHARES

      The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest of such classes and of such designations and par values (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Board of Trustees from time to time in its sole discretion, without shareholder vote. The Fund's Declaration of Trust initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of preferred shares of beneficial interest, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust and By-Laws," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the Board of Trustees in its sole discretion) or rights to cumulative voting in the election of Trustees.

      The Fund intends to apply to list the Common Shares on the New York Stock Exchange. The trading or "ticker" symbol of the Common Shares is expected to be
"    ". The Fund intends to hold annual meetings of shareholders so long as the
Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

      Shares of closed-end investment companies may frequently trade at prices lower than NAV. NAV will be reduced immediately following this offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above NAV or at, below or above the initial public offering price. Accordingly, investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Prospectus.

PREFERRED SHARE AUTHORIZATION

      Under the terms of the Declaration of Trust, the Board of Trustees has the authority in its sole discretion, without prior approval of the Common Shareholders, to authorize the issuance of preferred shares of beneficial interest in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions, as determined by the Board of Trustees. The Fund does not currently intend to issue any preferred shares of beneficial interest.

BORROWINGS

      The Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may enter into reverse repurchase agreements, issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such Borrowings, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the borrowing instrument's stated interest rate. The Fund may borrow from banks and other financial institutions. As stated in the Prospectus, the Fund currently does not intend to leverage its capital structure by issuing "senior securities," as that term is defined by the 1940 Act, including debt instruments or by borrowing. However, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act.

      Limitations on Borrowings. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an "asset coverage" of at least 300% (33 1/3% of total assets). With respect to such Borrowings, "asset coverage" means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by the guidelines of one or more NRSROs which may issue ratings for short-term corporate debt securities and/or preferred shares of beneficial interest issued by the Fund, if any. Such restrictions may be more stringent than those imposed by the 1940 Act.

      Distribution Preference. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

      Voting Rights. The 1940 Act grants (in certain circumstances) to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that such provisions would impair the Fund's status as a regulated investment company, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings as soon as practicable. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

      If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust.

           CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

      Under Massachusetts law, shareholders could, in certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust (the "Declaration") contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

      The Declaration and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The number of trustees is currently five, but by action of two-thirds of the trustees, the Board of Trustees may from time to time be increased or decreased. Under the By-Laws, the Board of Trustees is divided into three classes of trustees serving staggered three-year terms, with the terms of one class expiring at each annual meeting of shareholders. If the Fund issues preferred shares of beneficial interest, the Fund may establish a separate class for the trustees elected by the holders of the preferred shares. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining trustees. Removal of a trustee requires either (a) a vote of two-thirds of the outstanding shares (or if the trustee was elected or appointed with respect to a particular class, two-thirds of the outstanding shares of such class), or (b) the action of at least two-thirds of the remaining trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. The provisions of the Declaration of Trust relating to the election and removal of trustees may be amended only by a vote of two-thirds of the trustees then in office. The By-Laws may be amended only by the Board of Trustees.

      The Declaration of Trust generally requires a Common Shareholder vote only on those matters where the 1940 Act or the Fund's listing with an exchange require a Common Shareholder vote, but otherwise permits the Board of Trustees to take action without seeking the consent of Common Shareholders. For example, the Declaration of Trust gives the Board of Trustees broad authority to approve most reorganizations between the Fund and another entity, such as another closed-end fund, and the sale of all or substantially all of its assets without Common Shareholder approval if the 1940 Act would not require such approval. The Declaration of Trust further provides that the Board of Trustees may amend the Declaration of Trust in any respect without Common Shareholder approval. The Declaration of Trust, however, prohibits amendments that impair the exemption from personal liability granted in the Declaration of Trust to persons who are or have been shareholders, trustees, officers or employees of the Fund or that limit the rights to indemnification or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification under the Declaration of Trust prior to the amendment.

      Generally, the Declaration requires the affirmative vote or consent by holders of at least two-thirds of the shares outstanding and entitled to vote, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, if required pursuant to the provisions of the 1940 Act, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (only in the limited circumstances where a vote by shareholders is otherwise required under the 1940 Act or the Declaration of Trust), (3) a sale, lease or exchange of all or substantially all of the Fund's assets (only in the limited circumstances where a vote by shareholders is otherwise required under the 1940 Act and the Declaration of Trust), or (4) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items (1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the Trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then preferred shares of beneficial interest outstanding, with respect to (1) above, two-thirds of the preferred shares of beneficial interest voting as a separate class shall also be required unless the action has already been approved by two-thirds of the Trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares of beneficial interest, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Further, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the preferred shares of beneficial interest within the meaning of section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two thirds of the preferred shares of beneficial interest voting as a separate class provided, however, that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the Trustees.

      As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the Shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder is a party: (1) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (2) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all shareholders; (3) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (4) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (1) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all shareholders of the Fund or class thereof unless the Trustees specifically make such transaction subject to this voting provision,
(2) any transaction if the Trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (3) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the shareholders otherwise required by law or by the terms of any class or series of preferred shares of beneficial interest, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

      The provisions of the Declaration described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of a Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objectives and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

      The Declaration provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable to any person in connection with the Fund property or the affairs of the Fund or for any neglect or wrongdoing of any officer, employee or agent of the Fund or for the act or omission of any other Trustee. Nothing in the Declaration, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with or on behalf of the Fund.

      Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

      The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, price, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the Trustees, in consultation with the Advisor and any corporate finance services and consulting agent that the Advisor may retain from time to time, may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce a market discount. After any consideration of potential actions to seek to reduce any significant market discount, the Trustees may, subject to their fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions, among other things. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. Before deciding whether to take any action if the Common Shares trade below NAV, the Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

      Further, the staff of the SEC currently requires that any tender offer made by a closed-end investment company for its shares must be at a price equal to the NAV of such shares on the close of business on the last day of the tender offer. Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

      Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trustees would have to comply with the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      Although the decision to take action in response to a discount from NAV will be made by the Trustees at the time they consider such issue, it is the Trustees' present policy, which may be changed by the Trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the NYSE, or (b) impair the Fund's status as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objectives and policies in order to repurchase shares; or (3) there is, in the Board of Trustees' judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Trustees may in the future modify these conditions in light of experience with respect to the Fund.

      Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are preferred shares of beneficial interest outstanding, the affirmative vote of two-thirds of the preferred shares voting as a separate class shall be required; provided, however, that such votes shall be by the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act, if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares of beneficial interest, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. If the Fund converted to an open-end company, the Common Shares would no longer be listed on the NYSE. Any preferred shares of beneficial interest would need to be redeemed and any Borrowings may need to be repaid upon conversion to an open-end investment company. Additionally, the 1940 Act imposes limitations on open-end funds' investments in illiquid securities, which could restrict the Fund's ability to invest in certain securities discussed in the Prospectus to the extent discussed therein. Such limitations could adversely affect distributions to the Common Shareholders in the event of conversion to an open-end fund. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940
Act) at their NAV, less such redemption charge, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Trustees may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing.

      The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and NAV that might otherwise exist.

      In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio.

                                  TAX MATTERS

      The following discussion of federal income tax matters is based on the advice of Chapman and Cutler LLP, counsel to the Fund.

      Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of the Common Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Common Shareholders in light of their particular circumstances. Unless otherwise noted, this discussion assumes you are a U.S. Common Shareholder (as defined below) and that you hold your Common Shares as a capital asset (generally, for investment). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. We have not sought and will not seek any ruling from the U.S. Internal Revenue Service (the "IRS") regarding any matters discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to those set forth below. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of the Common Shares, as well as the tax consequences arising under the laws of any state, local, foreign, or other taxing jurisdiction.

      A U.S. Common Shareholder means a person (other than a partnership) that is for U.S. federal income tax purposes (i) an individual citizen or resident of the United States, (ii) a corporation (or any other entity treated as a corporation for U.S. federal income tax purposes) created or organized in or under the laws of the United States, any state thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source or (iv) a trust if it (1) is subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) has a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

      The discussion below does not represent a detailed description of the federal income tax considerations relevant to special classes of taxpayers including, without limitation, financial institutions, insurance companies, a partnership or other pass-through entity for U.S. federal income tax purposes, U.S. stockholders whose "functional currency" is not the U.S. dollar, tax-exempt organizations, a controlled foreign corporation or a passive foreign investment company, dealers in securities or currencies, traders in securities or commodities that elect mark-to-market treatment, or persons that will hold Common Stock as a position in a "straddle," "hedge" or as part of a "constructive sale" for federal income tax purposes.

      The Fund intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership. A "qualified publicly traded partnership" is a publicly traded partnership that meets certain requirements with respect to the nature of its income. To qualify as a RIC, the Fund must also satisfy certain requirements with respect to the diversification of its assets. The Fund must, at the close of each quarter of the taxable year, diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, of two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and its net tax-exempt income each taxable year. If the Fund failed to meet the asset diversification test described above with respect to any quarter, the Fund would nevertheless be considered to have satisfied the requirements for such quarter if the Fund cured such failure within six months and either (i) such failure was de minimis or (ii) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the Fund reported the failure under Treasury Regulations to be adopted and paid an excise tax.

      As a RIC, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to Common Shareholders.

      The Fund predominately invests in securities whose income is exempt from the regular U.S. federal income tax. Thus, substantially all of the Fund's dividends paid to you should qualify as "exempt-interest dividends." A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax. Federal income tax law imposes an alternative minimum tax with respect to corporations, individuals, trusts and estates. Interest on certain municipal obligations, such as certain private activity bonds, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Fund receives income from such municipal obligations, a portion of the dividends paid by the Fund, although exempt from regular federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the federal alternative minimum tax. The Fund will annually provide a report indicating the percentage of the Fund's income attributable to municipal obligations subject to the federal alternative minimum tax. Corporations are subject to special rules in calculating their federal alternative minimum taxable income with respect to interest from such municipal obligations.

      If the Fund retains any net capital gain or investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may report the retained amount as undistributed capital gains as part of its annual reporting to its Common Shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their share of such undistributed amount; (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any; and (iii) will be entitled to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of Common Shares owned by a Common Shareholder will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the Common Shareholder's gross income and the tax deemed paid by the Common Shareholder under clause (ii) of the preceding sentence. The Fund expects to distribute to its Common Shareholders, at least annually, investment company taxable income, net tax-exempt income and all or a portion of net capital gains (except for net capital gains credited to them but retained by the Fund).

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no federal income tax. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Common Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, and was unable to cure such failure, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Common Shareholders) and all distributions out of earnings and profits would be taxed to Common Shareholders as ordinary dividends. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate Common Shareholders and (ii) for the dividends received deduction ("DRD") in the case of corporate Common Shareholders. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to the Common Shareholders.

      Distributions. At least annually, the Fund expects to distribute all or a portion of net capital gains (which is the excess of net long-term capital gain over net short-term capital loss) and taxable ordinary income, if any, or, alternatively, the Fund may retain all or a portion of the year's net capital gain and pay U.S. federal income tax on the retained gain. As provided under U.S. federal tax law, if the Fund elects to report such retained gain as undistributed capital gain, Common Shareholders of record as of the end of the Fund's taxable year will include their attributable share of the retained net capital gain in their income for the year as long-term capital gain (regardless of their holding period in the Common Shares), and will be entitled to a tax credit or refund for the tax paid on their behalf by the Fund. Common Shareholders of record for the retained capital gain will also be entitled to increase their tax basis in their Common Shares by the amount of their attributable share of the allocated gain in excess of the tax that is deemed to have been paid on their behalf. Distributions of the Fund's net capital gain that are properly reported by the Fund ("capital gain distributions"), if any, are taxable to Common Shareholders as long-term capital gain, regardless of their holding period in the Common Shares. Distributions of the Fund's taxable ordinary income and net realized short-term capital gains will be taxable as ordinary income. The maximum long-term capital gain tax rate applicable to individuals is currently 20%.

      If, for any calendar year, the Fund's total distributions exceed the Fund's current and accumulated earnings and profits, the excess will be treated as a tax-free return of capital to each Common Shareholder (up to the amount of the Common Shareholder's basis in his or her Common Shares) and thereafter as gain from the sale of Common Shares (assuming the Common Shares are held as a capital asset). The amount treated as a tax-free return of capital will reduce the Common Shareholder's adjusted basis in his or her Common Shares, thereby increasing the potential gain or reducing the potential loss on the subsequent sale or other disposition of the Common Shares.

      The Fund does not expect that any part of its distributions to shareholders from its investments will qualify for the DRD or as "qualified dividend income" to noncorporate Common Shareholders.

      Recently enacted legislation generally imposes an additional tax at a rate of 3.8% on some or all of the net investment income of certain non-corporate taxpayers. For this purpose, "net investment income" includes interest, dividends (including dividends paid with respect to Common Shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of Common Shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain. Common Shareholders are advised to consult their own tax advisors regarding the taxation of net investment income.

      Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund. Common Shareholders receiving distributions in the form of additional Common Shares will be treated as receiving a distribution in the amount of cash that they would have received if they had elected to receive the distribution in cash, unless the Fund issues new Common Shares that are trading at or above NAV, in which case, such Common Shareholders will be treated as receiving a distribution in the amount of the fair market value of the distributed Common Shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Common Shareholders receiving distributions in the form of additional Common Shares will receive a report as to the NAV of those Common Shares.

      The IRS currently requires that a RIC that has two or more classes of stock allocate to each such class proportionate amounts of each type of its income (such as ordinary income, capital gains, interest-related dividends and short-term capital gain dividends) based upon the percentage of total dividends paid out of current or accumulated earnings and profits to each class for the tax year. Accordingly, if the Fund issues preferred shares of beneficial interest, it intends each year to allocate each type of its income between its Common Shares and preferred shares of beneficial interest in proportion to the total dividends paid out of current or accumulated earnings and profits to each class with respect to such tax year. Distributions in excess of the Fund's current and accumulated earnings and profits, if any, however, will not be allocated proportionately among the Common Shares and preferred shares. Since the Fund's current and accumulated earnings and profits in the event of the issuance of preferred shares of beneficial interest will first be used to pay dividends on the preferred shares, distributions in excess of such earnings and profits, if any, will be made disproportionately to holders of Common Shares.

      Sale or Exchange of Common Shares. Upon the sale or other disposition of Common Shares held by a Common Shareholder as capital assets (including upon redemption of Common Shares upon liquidation of the Fund), such a Common Shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the Common Shareholder's holding period for the Common Shares. Generally, a Common Shareholder's gain or loss will be a long-term gain or loss if the Common Shares have been held for more than one year. Any loss realized on a sale or exchange will be disallowed to the extent that Common Shares disposed of are replaced (including through reinvestment of dividends) with substantially identical securities within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Common Shares. In such a case, the basis of the securities acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Common Shareholder on a disposition of Common Shares held by the Common Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the Common Shareholder (including net capital gain retained by the Fund but deemed distributed to the Common Shareholders) with respect to such Common Shares.

      Nature of Fund's Investments. Any interest on indebtedness incurred or continued to purchase or carry the Fund's shares to which exempt-interest dividends are allocated is not deductible. Under certain applicable rules, the purchase or ownership of shares may be considered to have been made with borrowed funds even though such funds are not directly used for the purchase or ownership of the shares. In addition, if you receive Social Security or certain railroad retirement benefits, you may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Fund.

      The Fund may hold or acquire municipal obligations that are market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary taxable income to the extent of the accrued market discount.

      Certain of the Fund's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute qualified dividend income into ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate DRD as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely alter the characterization of certain complex financial transactions, and (viii) produce income that will not qualify as good income for purposes of the income requirement that applies to regulated investment companies. The Fund may make certain tax elections in order to mitigate the effect of these provisions.

      The Fund's investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations.

      The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which is uncertain or subject to recharacterization by the IRS. To the extent the tax treatment of such securities or their income differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.

      Backup Withholding. The Fund may be required to "backup" withhold U.S. federal income tax at a rate of 28% from all taxable distributions and redemption proceeds payable to Common Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Common Shareholders and certain other Common Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Common Shareholder's U.S. federal income tax liability, provided the required information is timely furnished to the IRS.

      Other Tax Considerations. Common Shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Common Shares should consult their own tax advisors as to the tax consequences of investing in such Common Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above.

                PERFORMANCE RELATED AND COMPARATIVE INFORMATION

      The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds or indices. In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (1) other investment companies listed in the rankings prepared by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services; publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today; or other industry or financial publications or (2) the Standard & Poor's Index of 500 Stocks, the Dow Jones Industrial Average, NASDAQ Composite Index and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.) Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper, that the Fund believes to be generally accurate.

      The Fund may, from time to time, show the standard deviation of either the Fund or the Fund's investment strategy and the standard deviation of the Fund's benchmark index. Standard deviation is a statistical measure of the historical volatility of a portfolio. Standard deviation is the measure of dispersion of historical returns around the mean rate of return.

      From time to time, the Fund may quote the Fund's total return, aggregate total return or yield in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and type of the respective investment companies' portfolio securities.

      The Fund's "average annual total return" is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

      Average Annual Total Return will be computed as follows:

            ERV = P(1+T)/n/

      Where P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

      The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gains distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

      Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

      Average Annual Total Return (After Taxes on Distributions) will be computed as follows:

            ATV/D/ = P(1+T)/n/

     Where: P = a hypothetical initial investment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
       ATV/D/ = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

      Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) will be computed as follows:

            ATV/DR/ = P(1+T)/n/

     Where: P = a hypothetical initial investment of $1,000
            T = average annual total return (after taxes on distributions and redemption)
            n = number of years
      ATV/DR/ = ending value of a hypothetical $1,000 investment made at the beginning periods, at the end of the periods (or fractional portion thereof), after taxes on fund distributions and redemptions.

      Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

            Yield = 2 [( a-b/cd +1)/6/ - 1]

     Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per share on the last day of the period

      Past performance is not indicative of future results. At the time Common Shareholders sell their shares, they may be worth more or less than their original investment.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Statement of Assets and Liabilities of the Fund as of      , appearing
in this Statement of Additional Information has been audited by             , an
independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given
upon their authority as experts in accounting and auditing.              audits
and reports on the Fund's annual financial statements, and performs other professional accounting, auditing and advisory services when engaged to do so by
the Fund. The principal business address of                              .

          CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

      The Bank of New York Mellon, One Wall Street, New York, New York 10286 serves as custodian for the Fund. As such, The Bank of New York Mellon has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. BNY Mellon Investment Servicing (US) Inc., 301

Bellevue Parkway, Wilmington, Delaware 19809, is the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts. BNY Mellon Investment Servicing (US) Inc. also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm and providing the independent registered public accounting firm with certain Fund accounting information; and providing other continuous accounting and administrative services.

                             ADDITIONAL INFORMATION

      A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the SEC. The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the SEC's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the SEC upon the payment of certain fees prescribed by the SEC.

               REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                     FIRST TRUST MUNICIPAL INCOME TERM FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                     FIRST TRUST MUNICIPAL INCOME TERM FUND

                                 COMMON SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

                                              , 2014

                                   APPENDIX A
                             RATINGS OF INVESTMENTS

      STANDARD & POOR'S RATINGS GROUP -- A BRIEF DESCRIPTION OF CERTAIN STANDARD & POOR'S RATINGS GROUP, A DIVISION OF THE MCGRAW-HILL COMPANIES ("STANDARD & POOR'S" OR "S&P") RATING SYMBOLS AND THEIR MEANINGS (AS PUBLISHED BY S&P)
FOLLOWS:

      A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they become due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

      Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

      Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

      o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      o  Nature of and provisions of the obligation; and

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

      An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

      An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

      An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

      An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

      Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

      An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

      An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

      An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

      An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

      A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.

D

      An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

PLUS (+) OR MINUS (-)

      The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

      This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1

      A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

      A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

      A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

      A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

      A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

       A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

SPUR (STANDARD & POOR'S UNDERLYING RATING)

      This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor's maintains surveillance of an issue with a published SPUR.

MUNICIPAL SHORT-TERM NOTE RATINGS DEFINITIONS

      A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

      o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

      o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:


SP-1

      Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

      Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

      Speculative capacity to pay principal and interest.

DUAL RATINGS

      Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A1+' or 'A1+/A1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP1+/A1+').


ACTIVE QUALIFIERS (CURRENTLY APPLIED AND/OR OUTSTANDING)

L

      Ratings qualified with 'L' apply only to amounts invested up to federal deposit insurance limits.

P

      This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The 'p' suffix indicates that the rating addresses the principal portion of the obligation only.

PI

      Ratings with a 'pi' suffix are based on an analysis of an issuer's published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer's management and therefore may be based on less comprehensive information than ratings without a 'pi' subscript. Ratings with a 'pi' subscript are reviewed annually based on a new year's financial statement, but may be reviewed on an interim basis if a major event occurs that may affect the issuer's credit quality.

PRELIMINARY

      Preliminary ratings, with the 'prelim' suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor's of appropriate documentation. Standard & Poor's reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

      o Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

      o Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor's policies.

      o Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor's emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post bankruptcy issuer as well as attributes of the anticipated obligation(s).

      o Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor's opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

      o Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s) assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor's would likely withdraw these preliminary ratings.

      o A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

T

      This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all of their contracts before their final maturity date.

UNSOLICITED

      Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor's and not at the request of the issuer or its agents.

INACTIVE QUALIFIERS (NO LONGER APPLIED OR OUTSTANDING)

*

      This symbol indicated continuance of the ratings was contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

C

      This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered below an investment-grade level and/or the issuer's bonds are deemed taxable. Discontinued use in January 2001.

G

      The letter 'G' followed the rating symbol when a fund's portfolio consisted primarily of direct U.S. government securities.

PR

      The letters 'pr' indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

Q

      A 'q' subscript indicates that the rating is based solely upon quantitative analysis of publicly available information. Discontinued use in April 2001.

R

      The 'r' modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an 'r' modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor's discontinued the use of the 'r' modifier for most obligations in June 2000 and for the balance of the obligations (mainly structured finance transactions) in November 2002.


      MOODY'S INVESTORS SERVICE, INC. -- A BRIEF DESCRIPTION OF CERTAIN MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATING SYMBOLS AND THEIR MEANINGS (AS PUBLISHED BY MOODY'S) FOLLOWS:

LONG-TERM OBLIGATION RATINGS

      Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa

      Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

      Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

      Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa

      Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

      Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

      Obligations rated B are considered speculative and are subject to high credit risk.

Caa

      Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

      Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

      Obligations rated C are the lowest rated and are typically in default with little prospect for recovery of principal or interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

MEDIUM-TERM NOTE PROGRAM RATINGS

      Moody's assigns ratings to medium-term note (MTN) programs and to the individual debt securities issued from them (referred to as drawdowns or notes).

      MTN program ratings are intended to reflect the ratings likely to be assigned to drawdowns issued from the program with the specific priority of claim (e.g., senior or subordinated). To capture the contingent nature of a program rating, Moody's assigns provisional ratings to MTN programs. A provisional rating is denoted by (P) in front of the rating when the assignment of a final rating is subject to the fulfillment of contingencies but is highly likely that the rating will become definitive after all document are received or an obligation is issued into the market.

      The rating assigned to a drawdown from a rated MTN or bank/deposit note program is definitive in nature, and may differ from the program rating if the drawdown is exposed to additional credit risks besides the issuer's default, such as links to the defaults of other issuers, or has other structural features that warrant a different rating. In some circumstances, no rating may be assigned to a drawdown.

      Moody's encourages market participants to contact Moody's Ratings Desks or visit www.moody's.com directly if they have questions regarding ratings for specific notes issued under a medium-term note program. Unrated notes issued under an MTN program may be assigned an NR (not rated) symbol.

SHORT-TERM OBLIGATION RATINGS

      Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

      Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

      Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

      Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

      Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


NP

      Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

      There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

      This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

      This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

      This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

      This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

U.S. MUNICIPAL DEMAND OBLIGATION RATINGS

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating variation of the MIG scale called the Variable Municipal Investment Grade or VMIG rating.

VMIG 1

      This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

      This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

      This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

      This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

      FITCH RATINGS -- A BRIEF DESCRIPTION OF CERTAIN FITCH RATINGS ("FITCH") RATINGS SYMBOLS AND THEIR MEANINGS (AS PUBLISHED BY FITCH) FOLLOWS:

INTERNATIONAL ISSUER AND CREDIT RATING SCALES

      The Primary Credit Rating Scales (those featuring the symbols 'AAA'-'D' and 'F1'-'D') are used for debt and financial strength ratings.

LONG-TERM RATING SCALES--ISSUER CREDIT RATING SCALES

      Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

      In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA

      Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

      Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

      High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

      Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB

      Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B

      Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC

      Substantial credit risk. Default is a real possibility.

CC

      Very high levels of credit risk. Default of some kind appears probable.

C

      Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating of an issuer include:

              a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

              b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

              c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD

      Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

              a. the selective payment default on a specific class or currency of debt;

              b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

              c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

              d. execution of a coercive debt exchange on one or more material financial obligations.

D

      Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

      Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

      "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

      In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within the major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

      Limitations of the Issuer Credit Rating Scale:

      Specific limitations relevant to the issuer credit rating scale include:

      o The ratings do not predict a specific percentage of default likelihood over any given time period.

      o The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

      o The ratings do not opine on the liquidity of the issuer's securities or stock.

      o The ratings do not opine on the possible loss severity on an obligation should an issuer default.

      o The ratings do not opine on the suitability of an issuer as counterparty to trade credit.

      o The ratings do not opine on any quality related to an issuer's business, operational or financial profile other than the agency's opinion on its relative vulnerability to default.

      Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

SHORT-TERM RATINGS -- SHORT-TERM RATINGS ASSIGNED TO ISSUERS OR OBLIGATIONS IN
      CORPORATE, PUBLIC AND STRUCTURED FINANCE

      A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1

      Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

      Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3

      Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B

      Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C

      High short-term default risk. Default is a real possibility.

RD

      Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D

      Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

      Limitations of the Short-Term Ratings Scale:

      Specific limitations relevant to the Short-Term Ratings scale include:

      o The ratings do not predict a specific percentage of default likelihood over any given time period.

      o The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

      o The ratings do not opine on the liquidity of the issuer's securities or stock.

      o The ratings do not opine on the possible loss severity on an obligation should an obligation default.

      o The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

      Ratings assigned by Fitch Ratings articulate an opinion on discrete and specific areas of risk. The above list is not exhaustive, and is provided for the reader's convenience.

ADDITIONAL INFORMATION

      'Not Rated' or 'NR': A designation of 'Not Rated' or 'NR' is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

      'Withdrawn': The rating has been withdrawn and the issue or issuer is no longer rated by Fitch. Indicated in rating databases with the symbol 'WD'.

RATING WATCHES AND RATING OUTLOOKS

      Rating Watches and Outlooks form part of the Credit Rating and indicate the likely direction of the rating.

      Rating Watch

      Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first, if circumstances warrant such an action.

      A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

      Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade ('CCC', 'CC' and 'C') the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

      Rating Outlook

      Rating Outlooks indicate the direction a rating is likely to move over a one- to two-year period. They reflect financial or other trends that have not yet reached the level that would trigger a rating action, but which may do so if such trends continue. The majority of Outlooks are generally Stable, which is consistent with the historical migration experience of ratings over a one- to two-year period. Positive or Negative rating Outlooks do not imply that a rating change is inevitable and, similarly, ratings with Stable Outlooks can be raised or lowered without a prior revision to the Outlook, if circumstances warrant such an action. Occasionally, where the fundamental trend has strong, conflicting elements of both positive and negative, the Rating Outlook may be described as Evolving.

      Outlooks are currently applied on the long-term scale to issuer ratings in corporate finance (including sovereigns, industrials, utilities, financial institutions and insurance companies) and public finance outside the U.S.; to issue ratings in public finance in the U.S.; to certain issues in project finance; to Insurer Financial Strength Ratings; to issuer and/or issue ratings in a number of National Rating scales; and to the ratings of structured finance transactions and covered bonds. Outlooks are not applied to ratings assigned on the short-term scale and are applied selectively to ratings in the 'CCC', 'CC' and 'C' categories. Defaulted ratings typically do not carry an Outlook.

      Deciding When to Assign Rating Watch or Outlook

      Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months - such as a lengthy regulatory approval process - would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.

      An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

      A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period - for example a proposed, but politically controversial, privatization.

STANDARD RATING ACTIONS

Affirmed*

      The rating has been reviewed with no change in rating. Ratings affirmations may also include an affirmation of, or change to an Outlook when an Outlook is used.

Confirmed

      Action taken in response to an external request or change in terms. Rating has been reviewed in either context, and no rating change has been deemed necessary. For servicer ratings, action taken in response to change in financial condition or IDR of servicer where servicer rating is reviewed in that context exclusively, and no rating action has been deemed necessary.

Downgrade*

      The rating has been lowered in the scale.

Matured*/Paid-In-Full

       a. 'Matured' - This action is used when an issue has reached the end of its repayment term and rating coverage is discontinued. Denoted as 'NR'.

       b. 'Paid-In-Full' - This action indicates that the issue has been paid in full. As the issue no longer exists, it is therefore no longer rated. Denoted as 'PIF'.

New Rating*

      Rating has been assigned to a previously unrated issue primarily used in cases of shelf issues such as MTNs or similar programs.

Pre-refunded*

      Assigned to long-term US Public Finance issues after Fitch assesses refunding escrow.

Publish*

      Initial public announcement of rating on the agency's website, although not necessarily the first rating assigned. This action denotes when a previously private rating is published.

Upgrade*

      The rating has been raised in the scale.

Withdrawn*

      The rating has been withdrawn and the issue or issuer is no longer rated by Fitch Ratings. Indicated in the rating databases with symbol "WD."

      * A rating action must be recorded for each rating in a required cycle to be considered compliant with Fitch policy concerning aging of ratings. Not all Ratings or Data Actions, or changes in rating modifiers, will meet this requirement. Actions that meet this requirement are noted with an * in the above definitions.

                           PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.    Financial Statements:

      Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 will be filed with a Pre-effective Amendment to the Registration Statement.

2.     Exhibits:

a.    Declaration of Trust dated January 28, 2014.

b.    By-Laws of Fund.*

c.    None.

d.    None.

e.    Terms and Conditions of the Dividend Reinvestment Plan.*

f.    None.

g. Form of Investment Management Agreement between Registrant and First Trust Advisors L.P.*

h.1   Form of Underwriting Agreement.*

h.2   Form of Master Agreement Among Underwriters.*

h.3   Form of Master Selected Dealers Agreement.*

i.    None.

j.    Form of Custodian Agreement between Registrant and Fund Custodian.*

k.1 Form of Transfer Agency and Service Agreement between Registrant and Fund Transfer Agent.*

k.2   Form of Administrative Agency Agreement.*

l.1   Opinion and consent of Chapman and Cutler LLP.*

l.2   Opinion and consent of Bingham McCutchen LLP.*

m.    None.

n.    Consent of Independent Registered Public Accounting Firm.*

o.    None.

p.    Subscription Agreement between Registrant and First Trust Advisors L.P.*

q.    None.

r.1   Code of Ethics of Registrant.*

r.2   Code of Ethics of First Trust Portfolios L.P.*

r.3   Code of Ethics of First Trust Advisors L.P.*

s.    Powers of Attorney.*

--------------------------------------------------------------------------------

*To be filed by amendment.


Item 26: Marketing Arrangements

                                   [To Come]

Item 27:  Other Expenses of Issuance and Distribution

---------------------------------------------------------- ---------------
Securities and Exchange Commission Fees                    $*
---------------------------------------------------------- ---------------
Financial Industry Regulatory Authority, Inc. Fees         $*
---------------------------------------------------------- ---------------
Printing and Engraving Expenses                            $*
---------------------------------------------------------- ---------------
Legal Fees                                                 $*
---------------------------------------------------------- ---------------
Listing Fees                                               $*
---------------------------------------------------------- ---------------
Accounting Expenses                                        $*
---------------------------------------------------------- ---------------
Blue Sky Filing Fees and Expenses                          $*
---------------------------------------------------------- ---------------
Miscellaneous Expenses                                     $*
---------------------------------------------------------- ---------------
Total                                                      $*
---------------------------------------------------------- ---------------

* To be completed by amendment.


Item 28: Persons Controlled by or under Common Control with Registrant

    Not applicable.


Item 29: Number of Holders of Securities

    At ____________, 2014

------------------------------------------ ------------------------------
Title of Class                             Number of Record Holders
------------------------------------------ ------------------------------
Common Shares, $0.01 par value             *
------------------------------------------ ------------------------------

* To be completed by amendment.

Item 30: Indemnification

Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      Section 8 of the Form of Underwriting Agreement to be filed as Exhibit
(h)(1) to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their directors, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.


Item 31: Business and Other Connections of Investment Adviser

The information in the Statement of Additional Information under the captions "Management of the Fund - Trustees and Officers" is hereby incorporated by reference.


Item 32: Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.


Item 33: Management Services

Not applicable.


Item 34: Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.    Not applicable.


3.    Not applicable.


4. The Registrant undertakes (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration
      Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(c) that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is art of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in this registration statement or prospectus that was part of this registration statement or made in any such document immediately prior to such date of first use;

(d) that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

      The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2) the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.    The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Wheaton, and State of Illinois, on the 29th day of January, 2014.

                                          FIRST TRUST MUNICIPAL INCOME TERM FUND





                                          By:      /s/ Mark R. Bradley
                                               --------------------------------
                                                 Mark R. Bradley, President and
                                                 Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


---------------------------------------  -------------------------------------  ------------------------------------
Signature                                Title                                  Date
---------------------------------------  -------------------------------------  ------------------------------------
                                         President and Chief Executive
/s/ Mark R. Bradley                      Officer                                January 29, 2014
---------------------------------------  (Principal Executive Officer)
 Mark R. Bradley
---------------------------------------  -------------------------------------  ------------------------------------
                                         Chief Financial Officer, Chief
                                         Accounting Officer and
/s/ James M. Dykas                       Treasurer (Principal Financial and     January 29, 2014
---------------------------------------  Accounting Officer)
 James M. Dykas
---------------------------------------  -------------------------------------  ------------------------------------

                               INDEX TO EXHIBITS


a.    Declaration of Trust dated January 28, 2014.